ALPS ETF Trust

Schedules of Investments

(Unaudited)

February 29, 2024

Alerian Energy Infrastructure ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (25.10%)
Gathering + Processing (4.75%)
Keyera Corp.	254,943	$6,272,370

Pipeline Transportation | Natural Gas (4.83%)
TC Energy Corp.(a)	161,235	6,377,405

Pipeline Transportation | Petroleum (13.24%)
Enbridge, Inc.	317,182	10,902,656
Pembina Pipeline Corp.	188,581	6,562,783
Total Pipeline Transportation | Petroleum		17,465,439

Storage (2.28%)
Gibson Energy, Inc.	181,640	3,004,692

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,334,418)		33,119,906

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.12%)
Exchange Traded Fund (1.12%)
Energy Select Sector SPDR Fund	17,100	1,472,994

TOTAL EXCHANGE TRADED FUND
(Cost $1,473,122)		1,472,994

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (30.33%)
Gathering + Processing (11.32%)
Kinetik Holdings, Inc.	19,086	674,117
ONEOK, Inc.	93,149	6,997,353
Targa Resources Corp.	73,978	7,267,599
Total Gathering + Processing		14,939,069

Liquefaction (5.28%)
Cheniere Energy, Inc.	37,483	5,817,361
NextDecade Corp.(a)(b)	132,180	606,706
Tellurian, Inc.(a)(b)	676,183	536,822
Total Liquefaction		6,960,889

Pipeline Transportation | Natural Gas (13.73%)
DT Midstream, Inc.	109,630	6,317,977
Equitrans Midstream Corp.	521,569	5,575,573

Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
Kinder Morgan, Inc.	358,057	$6,226,611
Total Pipeline Transportation | Natural Gas		18,120,161

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,459,138)		40,020,119

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (26.78%)
Gathering + Processing (8.18%)
Hess Midstream LP, Class A	76,039	2,592,170
MPLX LP	146,243	5,621,581
Western Midstream Partners LP	77,272	2,584,748
Total Gathering + Processing		10,798,499

Pipeline Transportation | Natural Gas (17.61%)
Energy Transfer LP	834,791	12,221,340
Enterprise Products Partners LP	401,429	11,019,226
Total Pipeline Transportation | Natural Gas		23,240,566

Pipeline Transportation | Petroleum (0.99%)
Genesis Energy LP	29,505	339,898
NuStar Energy LP	40,882	965,633
Total Pipeline Transportation | Petroleum		1,305,531

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $29,913,066)		35,344,596

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.55%)
Gathering + Processing (11.23%)
Antero Midstream Corp.	381,494	5,112,020
EnLink Midstream LLC	268,687	3,312,911
The Williams Cos., Inc.	177,728	6,387,544
Total Gathering + Processing		14,812,475

Pipeline Transportation | Petroleum (5.32%)
Plains GP Holdings LP, Class A	408,486	7,025,959

TOTAL U.S. GENERAL PARTNERS
(Cost $16,315,649)		21,838,434

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.58%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $26,129)	5.28%	26,129	$26,129

Investments Purchased with Collateral from Securities Loaned (0.56%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $743,483)		743,483	$743,483
TOTAL SHORT TERM INVESTMENTS
(Cost $769,612)			769,612

TOTAL INVESTMENTS (100.46%)
(Cost $115,265,005)			$132,565,661
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.46%)			(604,031)
NET ASSETS - 100.00%			$131,961,630

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $867,541.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (104.17%)
Compression (2.78%)
USA Compression Partners LP(a)	8,873,729	$221,577,013

Gathering + Processing (25.04%)
EnLink Midstream LLC(a)	41,303,566	509,272,969
Hess Midstream LP, Class A(a)	11,699,639	398,840,693
Western Midstream Partners LP(a)	32,524,425	1,087,942,016
Total Gathering + Processing		1,996,055,678

Liquefaction (4.29%)
Cheniere Energy Partners LP	7,038,822	342,227,526

Marketing & Distribution (12.85%)
Global Partners LP(a)	4,480,014	208,903,053
Suburban Propane Partners LP(a)	10,866,759	226,028,587
Sunoco LP(a)	9,602,501	589,401,511
Total Marketing & Distribution		1,024,333,151

Pipeline Transportation | Natural Gas (24.70%)
Energy Transfer LP	68,880,613	1,008,412,174
Enterprise Products Partners LP	34,977,608	960,135,340
Total Pipeline Transportation | Natural Gas		1,968,547,514

Pipeline Transportation | Petroleum (34.51%)
Delek Logistics Partners LP	1,554,271	67,921,643
Genesis Energy LP(a)	18,938,858	218,175,644
MPLX LP	25,598,142	983,992,578
NuStar Energy LP(a)	19,976,248	471,838,978
Plains All American Pipeline LP(a)	61,428,775	1,008,660,486
Total Pipeline Transportation | Petroleum		2,750,589,329

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,214,149,635)		8,303,330,211
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	4,493,577	$4,493,577

TOTAL SHORT TERM INVESTMENTS
(Cost $4,493,577)			4,493,577

TOTAL INVESTMENTS (104.23%)
(Cost $4,218,643,212)			$8,307,823,788
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.23%)			(337,221,869)
NET ASSETS - 100.00%			$7,970,601,919

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.66%)
Communication Services (8.09%)
Alphabet, Inc., Class A(a)	4,535	$627,916
AT&T, Inc.	15,394	260,621
Meta Platforms, Inc., Class A	1,215	595,508
Walt Disney Co.	3,357	374,574
Total Communication Services		1,858,619

Consumer Discretionary (11.64%)
Amazon.com, Inc.(a)	4,114	727,191
DraftKings, Inc., Class A(a)	3,914	169,555
Lowe's Cos., Inc.	1,737	418,044
Marriott International, Inc., Class A	1,518	379,303
McDonald's Corp.	1,333	389,609
NIKE, Inc., Class B	3,196	332,160
O'Reilly Automotive, Inc.(a)	239	259,893
Total Consumer Discretionary		2,675,755

Consumer Staples (5.66%)
Campbell Soup Co.	3,231	137,770
Costco Wholesale Corp.	711	528,906
Target Corp.	1,204	184,116
Walmart, Inc.	7,692	450,828
Total Consumer Staples		1,301,620

Energy (5.47%)
Baker Hughes Co.	6,167	182,481
BP PLC, Sponsored ADR	5,784	202,382
ConocoPhillips	4,527	509,469
Enbridge, Inc.(b)	10,574	363,957
Total Energy		1,258,289

Financials (12.79%)
American Express Co.	2,220	487,113
Intercontinental Exchange, Inc.	3,065	424,257
JPMorgan Chase & Co.	4,455	828,897
Mastercard, Inc., Class A	1,070	507,993
UBS Group AG(b)	9,951	283,106
Wells Fargo & Co.	7,351	408,642
Total Financials		2,940,008

Health Care (9.91%)
Boston Scientific Corp.(a)	4,240	280,730
HCA Healthcare, Inc.	1,359	423,600
IQVIA Holdings, Inc.(a)	1,213	299,805
Thermo Fisher Scientific, Inc.	747	425,925
UnitedHealth Group, Inc.	1,076	531,114
Vertex Pharmaceuticals, Inc.(a)	753	316,817
Total Health Care		2,277,991

Industrials (11.94%)
Caterpillar, Inc.	1,341	447,840
Deere & Co.	912	332,926
ITOCHU Corp., ADR(b)	1,290	111,869
Lockheed Martin Corp.	802	343,449
Security Description	Shares	Value
Industrials (continued)
Old Dominion Freight Line, Inc.	686	$303,541
Schneider Electric SE, ADR	8,888	404,048
Trane Technologies PLC	1,435	404,627
Waste Management, Inc.	1,929	396,699
Total Industrials		2,744,999

Information Technology (25.68%)
Adobe, Inc.(a)	653	365,863
Apple, Inc.	2,960	535,020
DocuSign, Inc.(a)	2,411	128,434
Intel Corp.	2,900	124,845
International Business Machines Corp.	1,539	284,761
Lam Research Corp.	253	237,377
Microsoft Corp.	2,692	1,113,519
Motorola Solutions, Inc.	900	297,351
Nice, Ltd., ADR(a),(b)	701	171,850
NVIDIA Corp.	1,213	959,629
Salesforce.com, Inc.	497	153,484
Synopsys, Inc.(a)	776	445,214
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,554	457,293
TE Connectivity, Ltd.	2,082	298,892
Texas Instruments, Inc.	1,971	329,807
Total Information Technology		5,903,339

Materials (2.60%)
Freeport-McMoRan, Inc.	4,921	186,063
Linde PLC	698	313,276
Norsk Hydro ASA, ADR	18,985	98,248
Total Materials		597,587

Real Estate (2.01%)
Equity LifeStyle Properties, Inc.	3,582	241,140
Prologis, Inc.	1,666	222,028
Total Real Estate		463,168

Utilities (0.87%)
PPL Corp.	7,555	199,225

TOTAL COMMON STOCKS
(Cost $17,586,515)		22,220,600

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.29%)
Money Market Fund (3.40%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $782,045)	5.28%	782,045	$782,045

Investments Purchased with Collateral from Securities Loaned (1.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $433,339)		433,339	$433,339
TOTAL SHORT TERM INVESTMENTS
(Cost $1,215,384)			1,215,384

TOTAL INVESTMENTS (101.95%)
(Cost $18,801,899)			$23,435,984
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.95%)			(447,368)
NET ASSETS - 100.00%			$22,988,616

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $820,596.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.09%)
Diversified REITs (2.15%)
Broadstone Net Lease, Inc.	33,776	$503,600

Health Care REITs (9.07%)
Healthcare Realty Trust, Inc.	27,419	377,834
Healthpeak Properties, Inc.	29,865	500,239
Omega Healthcare Investors, Inc.	9,826	305,785
Ventas, Inc.	22,350	945,181
Total Health Care REITs		2,129,039

Hotel & Resort REITs (4.16%)
Park Hotels & Resorts, Inc.	26,617	441,842
Sunstone Hotel Investors, Inc.	47,506	531,592
Total Hotel & Resort REITs		973,434

Industrial REITs (16.95%)
First Industrial Realty Trust, Inc.	25,025	1,326,325
Prologis, Inc.	9,586	1,277,526
Rexford Industrial Realty, Inc.	26,906	1,368,978
Total Industrial REITs		3,972,829

Office REITs (4.94%)
Highwoods Properties, Inc.	23,444	573,206
Kilroy Realty Corp.	15,418	584,188
Total Office REITs		1,157,394

Residential REITs (15.90%)
AvalonBay Communities, Inc.	7,060	1,249,832
Equity Residential	12,255	737,874
Invitation Homes, Inc.	32,631	1,111,738
Sun Communities, Inc.	4,690	627,334
Total Residential REITs		3,726,778

Retail REITs (17.93%)
Brixmor Property Group, Inc.	22,564	510,172
Macerich Co.	17,390	285,370
Realty Income Corp.	23,696	1,234,799
Retail Opportunity Investments Corp.	27,601	356,881
Simon Property Group, Inc.	12,241	1,813,381
Total Retail REITs		4,200,603

Specialized REITs (26.99%)
Digital Realty Trust, Inc.	4,947	726,269
Equinix, Inc.	2,661	2,365,149
Extra Space Storage, Inc.	4,376	616,885
Public Storage	4,850	1,376,770
Security Description	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	41,540	$1,243,292
Total Specialized REITs		6,328,365

TOTAL COMMON STOCKS
(Cost $22,357,461)		22,992,042

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.78%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	416,281	416,281

TOTAL SHORT TERM INVESTMENTS
(Cost $416,281)			416,281

TOTAL INVESTMENTS (99.87%)
(Cost $22,773,742)			$23,408,323
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)			29,927
NET ASSETS - 100.00%			$23,438,250

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.42%)
Consumer Discretionary (12.57%)
EVgo, Inc.(a)	310,856	$920,134
Fisker, Inc.(a)(b)	685,192	498,957
Lucid Group, Inc.(a)(b)	2,800,353	9,241,165
Rivian Automotive, Inc.(a)	701,709	7,943,346
Tesla, Inc.(a)	52,924	10,684,296
Total Consumer Discretionary		29,287,898

Consumer Staples (5.08%)
Darling Ingredients, Inc.(a)	279,325	11,818,241

Energy (2.65%)
Clean Energy Fuels Corp.(a)(b)	538,651	1,589,020
Gevo, Inc.(a)	740,577	660,298
Green Plains, Inc.(a)	184,698	3,934,068
Total Energy		6,183,386

Financials (3.81%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	352,435	8,870,789

Industrials (21.80%)
Ameresco, Inc., Class A(a)(b)	101,914	2,136,117
Array Technologies, Inc.(a)(b)	461,074	6,289,049
Ballard Power Systems, Inc.(a)(b)	803,984	2,524,510
ChargePoint Holdings, Inc.(a)(b)	1,052,857	2,179,414
Fluence Energy, Inc.(a)(b)	134,277	2,053,095
Microvast Holdings, Inc.(a)(b)	550,803	473,856
NEXTracker, Inc.(a)	157,258	8,844,191
Nikola Corp.(a)(b)	3,087,099	2,297,419
Plug Power, Inc.(a)(b)	1,913,774	6,755,622
Shoals Technologies Group, Inc., Class A(a)(b)	538,840	6,913,317
Stem, Inc.(a)(b)	480,406	1,287,488
SunPower Corp.(a)(b)	276,176	858,907
Sunrun, Inc.(a)	678,286	8,166,564
Total Industrials		50,779,549

Information Technology (17.43%)
Enphase Energy, Inc.(a)	118,745	15,081,802
First Solar, Inc.(a)	78,820	12,129,610
Itron, Inc.(a)	144,516	13,393,743
Total Information Technology		40,605,155

Materials (9.54%)
Albemarle Corp.(b)	100,325	13,829,801
Security Description	Shares	Value
Materials (continued)
Arcadium Lithium PLC, Class A(a)(b)	1,377,351	$7,561,657
Piedmont Lithium, Inc.(a)(b)	56,914	828,668
Total Materials		22,220,126

Utilities (18.54%)
Altus Power, Inc.(a)	168,126	1,144,938
Boralex, Inc., Class A(b)	327,509	7,198,610
Clearway Energy, Inc., Class C(b)	261,249	5,695,228
Innergex Renewable Energy, Inc.(b)	497,362	3,096,717
Northland Power, Inc.(b)	756,111	12,814,024
Ormat Technologies, Inc.(b)	164,926	10,744,929
Sunnova Energy International, Inc.(a)(b)	340,835	2,481,279
Total Utilities		43,175,725

TOTAL COMMON STOCKS
(Cost $460,892,078)		212,940,869

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (8.23%)
Utilities (8.23%)
Brookfield Renewable Partners LP	489,001	10,967,978
NextEra Energy Partners LP	298,626	8,203,256
Total Utilities		19,171,234

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $36,533,913)		19,171,234

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.27%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $394,057)	5.28%	394,057	$394,057

Investments Purchased with Collateral from Securities Loaned (11.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $25,865,942)		25,865,942	$25,865,942
TOTAL SHORT TERM INVESTMENTS

(Cost $26,259,999)			26,259,999

TOTAL INVESTMENTS (110.92%)
(Cost $523,685,990)			$258,372,102
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.92%)			(25,434,350)
NET ASSETS - 100.00%			$232,937,752

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $64,277,094.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.14%)
Communication Services (1.27%)
Netflix, Inc.(a)	2,188	$1,319,189

Consumer Discretionary (3.22%)
ADT, Inc.	157,243	1,141,584
Garmin, Ltd.	7,937	1,090,147
iRobot Corp.(a)	25,558	291,617
Tesla, Inc.(a)	4,080	823,670
Total Consumer Discretionary		3,347,018

Financials (17.31%)
Adyen NV(a)(b)(c)	799	1,260,798
American Express Co.	5,863	1,286,459
Block, Inc., Class A(a)	14,432	1,146,911
Fidelity National Information Services, Inc.	16,779	1,160,939
Fiserv, Inc.(a)	7,516	1,121,913
FleetCor Technologies, Inc.(a)	3,847	1,074,352
Global Payments, Inc.	8,240	1,068,728
GMO Payment Gateway, Inc.	17,100	1,150,304
Jack Henry & Associates, Inc.	5,988	1,040,535
Kaspi.KZ JSC, ADR(c)	10,546	1,088,347
Mastercard, Inc., Class A	2,395	1,137,050
Moody's Corp.	2,646	1,003,945
Pagseguro Digital, Ltd., Class A(a)	95,439	1,328,511
PayPal Holdings, Inc.(a)	16,895	1,019,444
S&P Global, Inc.	2,357	1,009,692
Visa, Inc., Class A	3,861	1,091,273
Total Financials		17,989,201

Health Care (11.38%)
Align Technology, Inc.(a)	4,572	1,382,665
Boston Scientific Corp.(a)	17,978	1,190,323
Dexcom, Inc.(a)	8,303	955,426
DiaSorin SpA(d)	10,054	1,014,702
HealthEquity, Inc.(a)	14,612	1,207,097
Insulet Corp.(a)	5,082	833,448
Intuitive Surgical, Inc.(a)	3,179	1,225,822
PROCEPT BioRobotics Corp.(a)	24,648	1,191,484
ResMed, Inc.	6,044	1,049,964
Shanghai MicroPort MedBot Group Co., Ltd.(a)	422,500	783,537
Smith & Nephew PLC, Sponsored ADR(d)	37,978	1,006,797
Total Health Care		11,841,265

Industrials (16.91%)
3D Systems Corp.(a)	166,764	690,403
AeroVironment, Inc.(a)	7,969	1,010,390
AutoStore Holdings, Ltd.(a)(b)(c)(d)	602,441	964,809
Security Description	Shares	Value
Industrials (continued)
Experian PLC	25,856	$1,104,804
FANUC Corp.	35,107	1,023,798
Goldwind Science & Technology Co., Ltd., Class H	2,304,800	877,234
Proto Labs, Inc.(a)	26,641	970,532
RELX PLC, Sponsored ADR	25,381	1,114,734
Schneider Electric SE	5,320	1,206,321
Sensata Technologies Holding PLC	29,374	1,011,053
SS&C Technologies Holdings, Inc.	17,374	1,107,766
Stratasys, Ltd.(a)	83,472	1,030,879
Thomson Reuters Corp.	7,007	1,106,127
TransUnion	15,786	1,225,468
Verisk Analytics, Inc.	4,238	1,025,172
Vestas Wind Systems A/S(a)	36,573	1,017,882
Wolters Kluwer NV	7,096	1,118,576
Total Industrials		17,605,948

Information Technology (46.14%)
Adobe, Inc.(a)	1,624	909,895
Alarm.com Holdings, Inc.(a)	17,379	1,315,417
Allegro MicroSystems, Inc.(a)	36,769	1,157,855
ANSYS, Inc.(a)	3,457	1,155,226
Autodesk, Inc.(a)	4,420	1,141,111
Check Point Software Technologies, Ltd.(a)	6,860	1,100,481
Cognex Corp.	26,009	1,026,055
Crowdstrike Holdings, Inc., Class A(a)	4,115	1,333,876
CyberArk Software, Ltd.(a)	4,886	1,288,731
Dassault Systemes SE	20,938	977,268
Datadog, Inc., Class A(a)	8,597	1,130,162
Dynatrace, Inc.(a)	18,342	908,846
First Solar, Inc.(a)	6,859	1,055,532
Fortinet, Inc.(a)	19,271	1,331,819
Gen Digital, Inc.	44,413	954,435
Guidewire Software, Inc.(a)	10,016	1,195,309
Intuit, Inc.	1,731	1,147,463
Itron, Inc.(a)	14,163	1,312,627
Keyence Corp.	2,308	1,078,257
Nemetschek SE	11,941	1,138,037
Okta, Inc.(a)	13,739	1,474,195
Omron Corp.	23,800	881,387
Palo Alto Networks, Inc.(a)	3,369	1,046,243
PTC, Inc.(a)	6,043	1,105,929
Qorvo, Inc.(a)	9,863	1,129,807
Qualys, Inc.(a)	5,296	910,171
Renishaw PLC	24,555	1,335,305
Salesforce, Inc.	3,968	1,225,398
Samsara, Inc., Class A(a)	29,319	1,012,971
SAP SE, Sponsored ADR	6,190	1,162,915
SenseTime Group, Inc.(a)(b)(c)(d)	6,050,000	695,447
ServiceNow, Inc.(a)	1,438	1,109,187
Silicon Laboratories, Inc.(a)	8,420	1,158,086
Skyworks Solutions, Inc.	9,681	1,015,731
Snowflake, Inc., Class A(a)	5,290	996,001

Security Description	Shares	Value
Information Technology (continued)
SolarEdge Technologies, Inc.(a)	12,333	$828,408
Splunk, Inc.(a)	6,554	1,023,866
Temenos AG	11,398	854,512
Trend Micro, Inc.	17,422	862,965
Workday, Inc., Class A(a)	3,629	1,069,321
Xero, Ltd.(a)	14,464	1,196,919
Xinyi Solar Holdings, Ltd.	1,856,000	1,128,367
Zoom Video Communications, Inc., Class A(a)	13,742	971,972
Zscaler, Inc.(a)	4,929	1,192,670
Total Information Technology		48,046,175

Real Estate (1.05%)
Equinix, Inc.	1,228	1,091,471

Utilities (1.86%)
China Longyuan Power Group Corp., Ltd., Class H	1,409,000	996,981
Enlight Renewable Energy, Ltd.(a)	54,488	941,239
Total Utilities		1,938,220

TOTAL COMMON STOCKS
(Cost $98,643,276)		103,178,487

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.84%)
Utilities (0.84%)
Brookfield Renewable Partners LP	38,964	873,937

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,141,770)		873,937

SHORT TERM INVESTMENTS (0.13%)
Investments Purchased with Collateral from Securities Loaned (0.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $136,443)	136,443	136,443
TOTAL SHORT TERM INVESTMENTS
(Cost $136,443)		136,443

TOTAL INVESTMENTS (100.11%)
(Cost $99,921,489)		$104,188,867
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.11%)		(119,343)
NET ASSETS - 100.00%		$104,069,524

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,921,054, representing 2.81% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was $4,009,401, representing 3.85% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,654,790.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Brazil (9.69%)
Ambev SA	173,200	$438,305
BB Seguridade Participacoes SA	79,600	533,858
Cia Siderurgica Nacional SA	143,983	487,175
Gerdau SA	109,936	475,473
Petroleo Brasileiro SA	71,792	579,697
Total Brazil		2,514,508

Chile (5.85%)
Cencosud SA	263,184	472,666
Cia Sud Americana de Vapores SA	8,468,601	591,275
Enel Chile SA	7,566,625	454,518
Total Chile		1,518,459

China (11.38%)
China Shenhua Energy Co., Ltd., Class H	159,500	616,243
China Zheshang Bank Co., Ltd.	1,961,000	541,000
Chongqing Rural Commercial Bank Co., Ltd.	1,316,000	531,140
COSCO SHIPPING Holdings Co., Ltd.	562,000	605,822
Yankuang Energy Group Co., Ltd., Class H	286,000	660,435
Total China		2,954,640

Colombia (4.39%)
Bancolombia SA, ADR	17,894	581,913
Interconexion Electrica SA ESP	130,817	557,264
Total Colombia		1,139,177

Czech Republic (1.53%)
CEZ AS(a)	11,657	398,261

Hungary (2.06%)
Richter Gedeon Nyrt	20,056	533,941

India (9.76%)
Dr Reddy's Laboratories, Ltd., ADR	7,322	562,183
Infosys, Ltd., Sponsored ADR	46,819	934,507
Wipro, Ltd., ADR	167,316	1,035,686
Total India		2,532,376

Indonesia (9.32%)
Adaro Energy Indonesia Tbk PT	3,044,100	468,770
Gudang Garam Tbk PT	374,500	484,360
Indofood Sukses Makmur Tbk PT	1,217,600	513,306
Kalbe Farma Tbk PT	4,739,600	449,380
Security Description	Shares	Value
Indonesia (continued)
Telkom Indonesia Persero Tbk PT	1,977,800	$503,417
Total Indonesia		2,419,233

Malaysia (10.36%)
Axiata Group Bhd	1,003,900	588,103
Genting Malaysia Bhd	885,800	535,717
Maxis Bhd	605,700	474,808
Petronas Gas Bhd	139,100	525,857
Sime Darby Bhd	990,300	565,528
Total Malaysia		2,690,013

Mexico (9.65%)
Grupo Aeroportuario del Centro Norte SAB de CV	56,122	486,434
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	34,071	503,082
Grupo Financiero Banorte SAB de CV, Class O	52,575	543,571
Grupo Mexico SAB de CV, Series B	108,725	527,797
Orbia Advance Corp. SAB de CV	240,324	444,432
Total Mexico		2,505,316

Philippines (4.01%)
Manila Electric Co.	75,060	520,740
PLDT, Inc.	22,305	520,972
Total Philippines		1,041,712

Russia (0.01%)
Mobile TeleSystems PJSC, Sponsored ADR(b)(c)	64,600	646
Novolipetsk Steel PJSC, GDR(b)(c)(d)	17,594	176
Severstal PAO, GDR(b)(c)(d)	23,283	233
X5 Retail Group NV, GDR(b)(c)(d)	17,785	178
Total Russia		1,233

South Africa (8.90%)
Exxaro Resources, Ltd.	50,820	470,893
Pepkor Holdings, Ltd.(d)(e)	508,407	494,888
Sasol, Ltd.	53,521	403,863
Vodacom Group, Ltd.(a)	96,233	471,733
Woolworths Holdings, Ltd.	139,794	467,705
Total South Africa		2,309,082

Thailand (10.66%)
Bangkok Dusit Medical Services PCL	690,100	548,386
Bumrungrad Hospital Pcl	83,100	519,013
Delta Electronics Thailand PCL	366,000	727,102
Home Product Center PCL	1,480,000	462,177
Thai Beverage PCL	1,357,700	509,560
Total Thailand		2,766,238

Security Description	Shares	Value
Turkey (2.15%)
Tofas Turk Otomobil Fabrikasi A.S.	65,194	$558,391

TOTAL COMMON STOCKS
(Cost $26,986,223)		25,882,580

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.10%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $59,408)	5.28%	59,408	$59,408

Investments Purchased with Collateral from Securities Loaned (1.87%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $484,443)		484,443	484,443
TOTAL SHORT TERM INVESTMENTS
(Cost $543,851)			543,851

TOTAL INVESTMENTS (101.82%)
(Cost $27,530,074)			$26,426,431
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.82%)			(471,310)
NET ASSETS - 100.00%			$25,955,121

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $903,895.
(b)	Non-income producing security.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was $495,475, representing 1.91% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $494,888, representing 1.91% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.02%)(a)
Communication Services (9.73%)
Communication Services Select Sector SPDR Fund	394,100	$31,275,776

Consumer Discretionary (8.95%)
Consumer Discretionary Select Sector SPDR Fund(b)	156,182	28,801,522

Consumer Staples (9.09%)
Consumer Staples Select Sector SPDR Fund(b)	392,877	29,249,693

Energy (8.89%)
Energy Select Sector SPDR Fund	332,033	28,601,323

Financials (9.39%)
Financial Select Sector SPDR Fund	749,402	30,230,877

Healthcare (9.39%)
Health Care Select Sector SPDR Fund(b)	208,636	30,214,665

Industrials (9.31%)
Industrial Select Sector SPDR Fund	247,649	29,965,529

Materials (8.94%)
Materials Select Sector SPDR Fund(b)	328,636	28,775,368

Real Estate (8.50%)
Real Estate Select Sector SPDR Fund	699,800	27,369,178

Technology (9.39%)
Technology Select Sector SPDR Fund	145,997	30,218,459

Utilities (8.44%)
Utilities Select Sector SPDR Fund	437,600	27,174,960

TOTAL EXCHANGE TRADED FUNDS
(Cost $285,941,736)		321,877,350
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (15.25%)
Money Market Fund (0.00%)(c)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $7,241)	5.28%	7,241	$7,241

Investments Purchased with Collateral from Securities Loaned (15.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $49,062,752)		49,062,752	$49,062,752
TOTAL SHORT TERM INVESTMENTS
(Cost $49,069,993)			49,069,993

TOTAL INVESTMENTS (115.26%)
(Cost $335,011,729)			$370,947,343
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.26%)			(49,101,972)
NET ASSETS - 100.00%			$321,845,371

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSR filing dated September 30, 2023, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $50,907,408.
(c)	Less than 0.005%

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Communication Services (5.46%)
Travelzoo(a)	1,630	$15,404
TripAdvisor, Inc.(a)	894	23,977
Walt Disney Co.	3,050	340,319
Total Communication Services		379,700

Consumer Discretionary (49.23%)
Accor SA(a)	470	20,365
Airbnb, Inc., Class A(a)	2,010	316,515
Amadeus IT Group SA	1,204	70,764
Avolta AG(a)	439	17,171
Booking Holdings, Inc.	87	301,788
Caesars Entertainment, Inc.(a)	1,584	68,856
Churchill Downs, Inc.	549	66,907
Cie Financiere Richemont SA, Class A	1,204	191,420
Expedia Group, Inc.(a)	1,087	148,723
Flight Centre Travel Group, Ltd.	1,289	17,938
Galaxy Entertainment Group, Ltd.	9,000	49,141
H World Group, Ltd., ADR	1,475	53,926
Hilton Worldwide Holdings, Inc.	1,655	338,150
InterContinental Hotels Group PLC	353	37,341
Las Vegas Sands Corp.	1,907	103,970
LVMH Moet Hennessy Louis Vuitton SE	365	332,479
Marriott International, Inc., Class A	1,356	338,823
MGM Resorts International(a)	2,025	87,642
OneSpaWorld Holdings, Ltd.(a)	1,250	16,300
Oriental Land Co., Ltd.	7,800	279,025
Royal Caribbean Cruises, Ltd.(a)	467	57,604
Sabre Corp.(a)	4,397	11,652
Samsonite International SA(a)(b)(c)	12,300	42,966
Sega Sammy Holdings, Inc.	1,400	17,528
Tongcheng Travel Holdings, Ltd.(a)(c)	9,000	22,714
Trainline PLC(a)(b)(c)	4,258	16,641
Trip.com Group, Ltd., ADR(a)	4,132	183,750
TUI AG(a)	2,048	14,317
Vail Resorts, Inc.	355	81,760
WH Smith PLC	953	14,869

Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.	743	$56,877
Wynn Resorts, Ltd.	495	52,074
Total Consumer Discretionary		3,429,996

Consumer Staples (10.55%)
Estee Lauder Cos., Inc., Class A	2,030	301,617
Hormel Foods Corp.	2,410	85,121
L'Oreal SA	552	263,519
Shiseido Co., Ltd.	3,100	83,683
Total Consumer Staples		733,940

Financials (5.93%)
American Express Co.	1,677	367,967
Euronet Worldwide, Inc.(a)	415	45,418
Total Financials		413,385

Industrials (23.31%)
Aena SME SA(b)(c)	213	40,321
Aeroports de Paris SA(a)	127	17,254
Air France-KLM(a)	1,850	20,847
Alaska Air Group, Inc.(a)	985	36,829
American Airlines Group, Inc.(a)	4,068	63,786
ANA Holdings, Inc.	2,800	60,961
Auckland International Airport, Ltd.	7,400	36,494
Avis Budget Group, Inc.	82	8,859
Dassault Aviation SA	81	16,012
Delta Air Lines, Inc.	5,588	236,204
Deutsche Lufthansa AG(a)	1,728	13,424
Elis SA	818	18,654
Flughafen Zurich AG	74	15,606
Grab Holdings, Ltd.(a)	5,042	15,479
Grupo Aeroportuario del Pacifico SAB de CV(d)	2,356	34,788
Grupo Aeroportuario del Sureste SAB de CV, ADR	151	44,450
Hertz Global Holdings, Inc.(a)(d)	1,690	13,267
International Consolidated Airlines Group SA(a)	7,881	14,649
Japan Airlines Co., Ltd.	2,300	42,895
Korean Air Lines Co., Ltd.	2,598	44,874
Localiza Rent a Car SA	2,892	30,833
Lyft, Inc., Class A(a)	1,291	20,501
Qantas Airways, Ltd.(a)	15,668	52,245
Ryanair Holdings PLC, ADR	239	33,042
Sixt SE	156	14,610
Southwest Airlines Co.	4,680	160,384
Turk Hava Yollari AO(a)	4,741	42,770
Uber Technologies, Inc.(a)	4,617	367,051

Security Description	Shares	Value
Industrials (continued)
United Airlines Holdings, Inc.(a)	2,337	$106,310
Total Industrials		1,623,399

Information Technology (0.42%)
Agilysys, Inc.(a)	187	14,548
Clear Secure, Inc.	751	14,457
Total Information Technology		29,005

Real Estate (4.94%)
Gaming and Leisure Properties, Inc.	2,923	132,938
Host Hotels & Resorts, Inc.	7,177	148,851
Ryman Hospitality Properties, Inc.	525	62,202
Total Real Estate		343,991

TOTAL COMMON STOCKS
(Cost $6,472,411)		6,953,416

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.31%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $9,168)	5.28%	9,168	$9,168

Investments Purchased with Collateral from Securities Loaned (0.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $12,548)		12,548	12,548
TOTAL SHORT TERM INVESTMENTS
(Cost $21,716)			21,716

TOTAL INVESTMENTS (100.15%)
(Cost $6,494,127)			$6,975,132
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.15%)			(10,697)
NET ASSETS - 100.00%			$6,964,435

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $99,928, representing 1.43% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was $122,642, representing 1.76% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $43,225.

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF

Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (5.69%)
United States Treasury Bill
5.67%, 03/07/2024(a)	$1,795,000	$1,793,428

Total		1,793,428

TOTAL GOVERNMENT BONDS
(Cost $1,791,217)		1,793,428

Security Description	Principal Amount	Value
MUNICIPAL BONDS (95.82%)
General Obligation Limited (2.29%)
Pennsylvania (2.29%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	515,450
4.00%, 09/01/2036	200,000	205,085
Total Pennsylvania		720,535

Total General Obligation Limited		720,535

General Obligation Unlimited (12.76%)
California (5.54%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	294,483
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	98,666
Chino Valley Unified School District
0.00%, 08/01/2035(a)	135,000	88,311
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	150,000	124,481
Mount San Antonio Community College District
0.00%, 08/01/2043(a)	275,000	271,934
Rio Hondo Community College District
0.00%, 08/01/2036(a)	300,000	192,246
0.00%, 08/01/2044(a)	150,000	57,938
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	76,648
San Mateo Union High School District
0.00%, 09/01/2041(a)	520,000	546,147
Total California		1,750,854
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Oregon (4.09%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	$600,000	$368,955
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	405,640
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(a)	500,000	307,888
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	133,351
0.00%, 06/15/2041(a)	150,000	69,012
Total Oregon		1,284,846

Texas (1.78%)
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	59,877
3.65%, 08/01/2052	500,000	499,845
Total Texas		559,722

Washington (1.35%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	83,846
0.00%, 06/15/2039(a)	255,000	128,901
0.00%, 06/15/2040(a)	200,000	97,395
0.00%, 06/15/2041(a)	250,000	114,584
Total Washington		424,726

Total General Obligation Unlimited		4,020,148

Revenue Bonds (80.77%)
Alabama (0.21%)
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,477
Total Alabama		65,477

Arizona (4.42%)
Chandler Industrial Development Authority
4.10%, 12/01/2037	175,000	176,764
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	722,142
5.00%, 12/01/2037	450,000	494,105
Total Arizona		1,393,011

California (6.23%)
Anaheim Public Financing Authority
0.00%, 09/01/2030(a)	275,000	224,477

Security Description	Principal Amount	Value
Revenue Bonds (continued)
California Infrastructure & Economic Development Bank
3.25%, 08/01/2029	$300,000	$302,829
California Municipal Finance Authority
3.20%, 09/01/2045	175,000	174,475
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	429,865
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	460,000	434,877
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	230,000	228,173
San Diego County Regional Airport Authority
5.25%, 07/01/2036	150,000	171,873
Total California		1,966,569

Colorado (2.62%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	288,986
5.75%, 11/15/2036	250,000	309,321
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	175,217
1D US SOFR + 0.35%, 09/01/2039(c)	50,000	49,905
Total Colorado		823,429

Connecticut (0.99%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	315,000	313,537
Total Connecticut		313,537

District of Columbia (2.32%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2030	200,000	201,251
5.00%, 10/01/2031	245,000	253,891
5.00%, 10/01/2037	250,000	275,180
Total District of Columbia		730,322

Florida (3.18%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	300,000	308,146
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	216,730
Florida Housing Finance Corp.
5.50%, 01/01/2054	145,000	152,062
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Greater Orlando Aviation Authority
5.00%, 10/01/2033	$300,000	$324,957
Total Florida		1,001,895

Georgia (5.42%)
Development Authority of Burke County
1.50%, 01/01/2040	255,000	246,002
1.70%, 12/01/2049	650,000	640,624
Main Street Natural Gas, Inc.
4.00%, 08/01/2049	500,000	500,960
5.00%, 12/01/2053	300,000	320,493
Total Georgia		1,708,079

Illinois (2.68%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	251,124
5.00%, 02/15/2036	370,000	383,580
Illinois Housing Development Authority
6.25%, 04/01/2054	190,000	211,851
Total Illinois		846,555

Indiana (0.50%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	156,353
Total Indiana		156,353

Kentucky (3.06%)
County of Trimble KY
4.70%, 06/01/2054	300,000	303,384
Kentucky Public Energy Authority
4.00%, 12/01/2049	210,000	210,321
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	451,755
Total Kentucky		965,460

Massachusetts (0.45%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	145,000	140,902
Total Massachusetts		140,902

Minnesota (0.35%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	124,781	109,667
Total Minnesota		109,667

Mississippi (0.72%)
Mississippi State University Educational Building Corp.
5.00%, 08/01/2038(b)	200,000	227,369
Total Mississippi		227,369

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Missouri (0.68%)
Missouri Housing Development Commission
4.00%, 05/01/2050	$215,000	$214,174
Total Missouri		214,174

Nebraska (3.06%)
Central Plains Energy Project
5.00%, 05/01/2053	725,000	761,235
Nebraska Investment Finance Authority
3.50%, 09/01/2046	205,000	202,672
Total Nebraska		963,907

New Jersey (5.05%)
New Jersey Economic Development Authority
5.00%, 06/15/2034(b)	250,000	295,439
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045	220,000	227,744
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	1,067,955
Total New Jersey		1,591,138

New Mexico (1.97%)
City of Farmington NM
1.80%, 04/01/2029	375,000	333,896
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	275,000	288,039
Total New Mexico		621,935

New York (8.83%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	65,000	64,726
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,356
1D US SOFR + 0.33%, 11/01/2035(c)	445,000	444,946
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	104,966
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,197,274
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	1,000,000	515,765
Total New York		2,788,033
Security Description	Principal Amount	Value
Revenue Bonds (continued)
North Carolina (2.61%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	$750,000	$821,873
Total North Carolina		821,873

North Dakota (2.10%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	345,000	344,853
5.75%, 07/01/2053	300,000	318,894
Total North Dakota		663,747

Ohio (3.16%)
Ohio Housing Finance Agency
5.00%, 03/01/2052	965,000	995,866
Total Ohio		995,866

Oklahoma (1.62%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	495,000	510,578
Total Oklahoma		510,578

Oregon (0.71%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	224,013
Total Oregon		224,013

South Carolina (0.52%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	162,488
Total South Carolina		162,488

South Dakota (3.67%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	965,000	995,552
6.00%, 05/01/2054	150,000	160,622
Total South Dakota		1,156,174

Tennessee (3.92%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(a)	240,000	221,311
Tennessee Housing Development Agency
5.00%, 01/01/2053	975,000	1,011,758
Total Tennessee		1,233,069

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas (5.56%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	$200,000	$221,075
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	151,322
Texas Department of Housing & Community Affairs
3.50%, 07/01/2052	330,000	323,982
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	480,000	476,263
6.25%, 12/15/2026	35,000	36,348
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	415,000	412,485
3M US SOFR + 0.86%, 09/15/2027(c)	130,000	128,682
Total Texas		1,750,157

Virginia (0.96%)
York County Economic Development Authority
3.65%, 05/01/2033	300,000	301,301
Total Virginia		301,301

Washington (1.69%)
District of Columbia
5.00%, 07/15/2040	200,000	204,124
Port of Seattle WA
5.00%, 04/01/2027	250,000	251,707
Washington Health Care Facilities Authority
4.00%, 10/01/2042	75,000	75,370
Total Washington		531,201

Wisconsin (1.51%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	129,441
Public Finance Authority
3.70%, 10/01/2046	150,000	151,712
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	200,000	194,013
Total Wisconsin		475,166

Total Revenue Bonds		25,453,445

TOTAL MUNICIPAL BONDS
(Cost $29,588,723)		30,194,128
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.17%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	5.28%	54,049	$54,049

TOTAL SHORT TERM INVESTMENTS
(Cost $54,049)			54,049

TOTAL INVESTMENTS (101.68%)
(Cost $31,433,989)			$32,041,605
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.68%)			(528,903)
NET ASSETS - 100.00%			$31,512,702

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

Reference Rates:
1D US SOFR - 1 Day SOFR as of February 29, 2024 was 5.32%
3M US SOFR - 3 Month SOFR as of February 29, 2024 was 5.33%

(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 29, 2024. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.48%)
Australia (7.75%)
BHP Group, Ltd.	162,228	$4,632,344
Coles Group, Ltd.	494,155	5,428,298
Fortescue, Ltd.	300,713	5,068,372
Woodside Energy Group, Ltd.	259,824	5,127,372
Total Australia		20,256,386

Austria (2.04%)
OMV AG	121,218	5,337,449

Denmark (1.81%)
A P Moller-Maersk A/S	3,343	4,724,263

Finland (3.78%)
Fortum Oyj	347,265	4,334,995
Nokia Oyj	1,577,165	5,556,147
Total Finland		9,891,142

France (9.64%)
Cie Generale des Etablissements Michelin SCA	147,441	5,448,325
Credit Agricole SA	373,244	5,050,598
Engie SA	289,843	4,647,562
Orange SA	424,171	4,862,260
Sanofi SA	54,679	5,194,044
Total France		25,202,789

Germany (8.12%)
BASF SE	104,076	5,295,250
Bayer AG	147,371	4,474,138
Bayerische Motoren Werke AG	46,578	5,498,302
Mercedes-Benz Group AG	74,774	5,951,275
Total Germany		21,218,965

Great Britain (4.10%)
NatWest Group PLC	1,829,730	5,522,450
Unilever PLC	106,516	5,198,739
Total Great Britain		10,721,189

Hong Kong (4.35%)
CITIC, Ltd.	5,548,000	5,605,043
Security Description	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	7,438,896	$5,757,674
Total Hong Kong		11,362,717

Italy (7.91%)
Enel SpA	716,609	4,556,451
Eni SpA	313,548	4,828,403
Intesa Sanpaolo SpA	1,743,625	5,536,694
Mediobanca Banca di Credito Finanziario SpA	422,897	5,756,763
Total Italy		20,678,311

Japan (8.34%)
Canon, Inc.(a)	198,163	5,785,482
Isuzu Motors, Ltd.	395,592	5,625,681
Japan Tobacco, Inc.	196,200	5,093,453
Takeda Pharmaceutical Co., Ltd.	180,800	5,290,619
Total Japan		21,795,235

Netherlands (9.19%)
BE Semiconductor Industries NV(a)	35,372	6,390,158
NN Group NV	132,290	5,899,319
NXP Semiconductors NV	23,548	5,880,642
Stellantis NV	223,769	5,837,042
Total Netherlands		24,007,161

Norway (5.32%)
Aker BP ASA	183,833	4,460,260
Norsk Hydro ASA	886,798	4,553,676
Telenor ASA	447,817	4,899,244
Total Norway		13,913,180

Poland (1.95%)
ORLEN SA	328,859	5,104,475

Singapore (1.97%)
Singapore Airlines, Ltd.(a)	1,071,480	5,152,150

Spain (3.81%)
ACS Actividades de Construccion y Servicios SA(a)	125,661	5,152,802
Telefonica SA	1,174,623	4,815,340
Total Spain		9,968,142

Sweden (1.86%)
Telefonaktiebolaget LM Ericsson, Class B	894,260	4,850,694

Security Description	Shares	Value
Switzerland (3.96%)
Kuehne + Nagel International AG	17,044	$5,735,619
Roche Holding AG	17,587	4,612,771
Total Switzerland		10,348,390

United Kingdom (13.58%)
British American Tobacco PLC	174,034	5,151,600
GSK PLC	281,346	5,911,747
Imperial Brands PLC	221,702	4,770,147
National Grid Plc	380,477	4,982,894
Rio Tinto PLC	72,188	4,628,160
Vodafone Group PLC	5,820,739	5,078,635
WPP PLC	558,421	4,985,046
Total United Kingdom		35,508,229

TOTAL COMMON STOCKS
(Cost $254,660,063)		260,040,867

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.36%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $144,119)	5.28%	144,119	$144,119

Investments Purchased with Collateral from Securities Loaned (2.30%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $6,008,182)		6,008,182	6,008,182
TOTAL SHORT TERM INVESTMENTS
(Cost $6,152,301)			6,152,301

TOTAL INVESTMENTS (101.84%)
(Cost $260,812,364)			$266,193,168
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.84%)			(4,803,403)
NET ASSETS - 100.00%			$261,389,765

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $13,227,181.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.04%)
Biotechnology (85.38%)
4D Molecular Therapeutics, Inc.(a)	31,262	$875,961
89bio, Inc.(a)	56,638	649,638
ACADIA Pharmaceuticals, Inc.(a)	120,688	2,804,789
ACELYRIN, Inc.(a)(b)	69,709	589,041
Aerovate Therapeutics, Inc.(a)	20,240	467,139
Agios Pharmaceuticals, Inc.(a)	40,804	1,318,785
Akero Therapeutics, Inc.(a)	40,268	1,086,833
Alector, Inc.(a)	60,838	424,041
Alkermes PLC(a)(b)	126,211	3,747,205
Allogene Therapeutics, Inc.(a)(b)	128,094	628,942
Alpine Immune Sciences, Inc.(a)	42,691	1,503,577
AnaptysBio, Inc.(a)	19,458	496,763
Anavex Life Sciences Corp.(a)	60,143	309,135
Arcellx, Inc.(a)	35,050	2,306,991
Arcturus Therapeutics Holdings, Inc.(a)	19,486	755,277
Arcus Biosciences, Inc.(a)	56,707	1,084,805
ARS Pharmaceuticals, Inc.(a)	71,616	599,426
Aura Biosciences, Inc.(a)	36,576	331,744
Aurinia Pharmaceuticals, Inc.(a)	108,578	621,066
Avidity Biosciences, Inc.(a)	54,669	1,000,443
BioCryst Pharmaceuticals, Inc.(a)	149,053	839,168
Biomea Fusion, Inc.(a)(b)	32,845	574,788
Catalyst Pharmaceuticals, Inc.(a)	78,149	1,252,728
Celldex Therapeutics, Inc.(a)	40,699	1,955,994
Cerevel Therapeutics Holdings, Inc.(a)	105,293	4,317,013
Compass Pathways PLC, ADR(a)(b)	46,371	476,230
Crinetics Pharmaceuticals, Inc.(a)	49,691	2,034,350
Day One Biopharmaceuticals, Inc.(a)	64,439	1,078,064
Deciphera Pharmaceuticals, Inc.(a)	53,697	896,203
Denali Therapeutics, Inc.(a)	105,734	2,091,419
Disc Medicine, Inc.(a)	17,394	1,194,446
Enanta Pharmaceuticals, Inc.(a)	15,421	221,600
Galapagos NV, Sponsored ADR(a)	49,374	1,733,521
Geron Corp.(a)(b)	387,302	774,604
Ideaya Biosciences, Inc.(a)	45,790	2,046,813
Immunocore Holdings PLC, ADR(a)	36,082	2,425,432
Inhibrx, Inc.(a)	35,737	1,309,046
Inozyme Pharma, Inc.(a)	45,705	290,684
Intellia Therapeutics, Inc.(a)(b)	67,265	2,160,552
Security Description	Shares	Value
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc.(a)	115,786	$1,091,862
iTeos Therapeutics, Inc.(a)	27,444	293,925
Keros Therapeutics, Inc.(a)	21,126	1,426,006
Kiniksa Pharmaceuticals, Ltd., Class A(a)	25,569	540,529
Kura Oncology, Inc.(a)	54,515	1,149,176
MacroGenics, Inc.(a)	44,976	806,869
MannKind Corp.(a)	197,544	811,906
Merus NV(a)	43,252	2,096,857
MiMedx Group, Inc.(a)	86,477	705,652
Mineralys Therapeutics, Inc.(a)	28,995	445,943
Mirum Pharmaceuticals, Inc.(a)(b)	34,137	980,073
MoonLake Immunotherapeutics(a)	42,117	2,031,724
Morphic Holding, Inc.(a)	36,169	1,336,445
Olema Pharmaceuticals, Inc.(a)(b)	41,247	511,463
Protagonist Therapeutics, Inc.(a)	43,246	1,313,813
Prothena Corp. PLC(a)(b)	39,430	1,087,874
RAPT Therapeutics, Inc.(a)	24,459	209,614
Reneo Pharmaceuticals, Inc.(a)	24,270	40,046
Replimune Group, Inc.(a)	42,730	366,623
REVOLUTION Medicines, Inc.(a)(b)	120,185	3,543,055
Rhythm Pharmaceuticals, Inc.(a)	43,344	1,881,996
Savara, Inc.(a)	98,145	495,632
Soleno Therapeutics, Inc.(a)	21,044	1,016,846
SpringWorks Therapeutics, Inc.(a)(b)	44,517	2,192,907
Summit Therapeutics, Inc.(a)(b)	574,673	2,609,016
Syndax Pharmaceuticals, Inc.(a)	51,996	1,218,786
Travere Therapeutics, Inc.(a)	50,625	382,725
Vanda Pharmaceuticals, Inc.(a)	42,832	191,459
Vaxcyte, Inc.(a)(b)	70,617	5,212,947
Vera Therapeutics, Inc.(a)	32,604	1,534,996
Vericel Corp.(a)	35,150	1,605,652
Viking Therapeutics, Inc.(a)	71,593	5,516,241
Vir Biotechnology, Inc.(a)	99,354	1,116,739
Viridian Therapeutics, Inc.(a)	37,620	703,870
Xencor, Inc.(a)	43,406	996,168
Xenon Pharmaceuticals, Inc.(a)	54,779	2,585,569
Zai Lab, Ltd., ADR(a)(b)	72,204	1,514,840
Zentalis Pharmaceuticals, Inc.(a)	51,663	770,295
Total Biotechnology		101,610,395

Health Care Providers & Services (0.49%)
OPKO Health, Inc.(a)(b)	579,100	579,100

Pharmaceuticals (14.17%)
Amylyx Pharmaceuticals, Inc.(a)	53,676	1,011,793
Arvinas, Inc.(a)	38,191	1,756,022
Atea Pharmaceuticals, Inc.(a)	62,826	270,780
Axsome Therapeutics, Inc.(a)(b)	34,979	2,846,591
Corcept Therapeutics, Inc.(a)	78,072	1,834,692

Security Description	Shares	Value
Pharmaceuticals (continued)
Cymabay Therapeutics, Inc.(a)	81,438	$2,621,488
Edgewise Therapeutics, Inc.(a)	46,708	762,742
Fulcrum Therapeutics, Inc.(a)	43,178	440,847
Liquidia Corp.(a)	48,527	687,142
Neumora Therapeutics, Inc.(a)	114,359	2,016,149
Pliant Therapeutics, Inc.(a)(b)	44,334	703,581
Tarsus Pharmaceuticals, Inc.(a)	23,605	902,183
Verona Pharma PLC, ADR(a)(b)	58,412	1,005,855
Total Pharmaceuticals		16,859,865

TOTAL COMMON STOCKS
(Cost $105,121,099)		119,049,360

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.72%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $86,327)	5.28%	86,327	$86,327

Investments Purchased with Collateral from Securities Loaned (3.65%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $4,352,837)		4,352,837	4,352,837
TOTAL SHORT TERM INVESTMENTS
(Cost $4,439,164)			4,439,164

TOTAL INVESTMENTS (103.76%)
(Cost $109,560,263)			$123,488,524
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.76%)			(4,478,832)
NET ASSETS - 100.00%			$119,009,692

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $13,945,934.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.95%)
Aerospace & Defense (1.49%)
BAE Systems PLC	35,022	$549,070

Air Freight & Logistics (1.43%)
Deutsche Post AG	11,356	526,659

Automobile Components (0.79%)
Cie Generale des Etablissements Michelin SCA	7,917	292,554

Automobiles (4.04%)
Bayerische Motoren Werke AG	3,288	388,132
Stellantis NV(a)	42,300	1,103,401
Total Automobiles		1,491,533

Banks (2.30%)
HSBC Holdings PLC	110,400	849,556

Beverages (2.56%)
Carlsberg AS	621	86,534
Diageo PLC	16,624	621,564
Pernod Ricard SA	1,418	236,860
Total Beverages		944,958

Building Products (0.57%)
Geberit AG	362	210,073

Capital Markets (1.84%)
3i Group PLC	11,347	353,502
Partners Group Holding AG	227	325,734
Total Capital Markets		679,236

Construction & Engineering (1.94%)
Vinci SA	5,596	716,102

Consumer Staples Distribution & Retail (0.56%)
Koninklijke Ahold Delhaize NV	6,904	205,350

Diversified Telecommunication Services (2.95%)
Deutsche Telekom AG	39,137	929,950
Swisscom AG	276	157,732
Total Diversified Telecommunication Services		1,087,682

Electric Utilities (2.30%)
Iberdrola SA	74,117	850,723

Electrical Equipment (6.55%)
ABB, Ltd.	18,411	847,737
Legrand SA	3,026	305,792
Security Description	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	5,569	$1,262,781
Total Electrical Equipment		2,416,310

Financial Services (2.23%)
Industrivarden AB, Class C	3,270	111,130
Investor AB	28,359	712,368
Total Financial Services		823,498

Food Products (3.80%)
Nestle SA	13,500	1,400,758

Household Products (0.91%)
Reckitt Benckiser Group PLC	5,295	334,062

Industrial Conglomerates (3.56%)
Siemens AG	6,639	1,312,674

Insurance (5.23%)
Allianz SE	4,018	1,102,383
Zurich Insurance Group AG	1,551	824,300
Total Insurance		1,926,683

Machinery (4.79%)
Atlas Copco AB	45,468	788,399
Kone Oyj, Class B	9,103	444,898
Volvo AB	19,296	530,685
Total Machinery		1,763,982

Marine Transportation (0.52%)
Kuehne + Nagel International AG	572	192,488

Multi-Utilities (1.58%)
National Grid PLC	44,345	580,762

Personal Care Products (4.82%)
L'Oreal SA	1,767	843,548
Unilever PLC	19,111	932,753
Total Personal Care Products		1,776,301

Pharmaceuticals (16.38%)
GSK PLC	33,348	700,721
Novartis AG	12,927	1,308,122
Novo Nordisk A/S, Class B	16,408	1,950,212
Roche Holding AG	4,510	1,182,897
Sanofi SA	9,412	894,061
Total Pharmaceuticals		6,036,013

Professional Services (5.36%)
Experian PLC	13,048	557,529
RELX PLC	22,557	985,480
Wolters Kluwer NV	2,781	438,382
Total Professional Services		1,981,391

Semiconductors & Semiconductor Equipment (5.94%)
ASML Holding NV	2,326	2,188,387

Security Description	Shares	Value
Software (4.04%)
SAP SE	7,963	$1,487,878

Specialty Retail (1.59%)
Industria de Diseno Textil SA	13,200	585,072

Textiles, Apparel & Luxury Goods (7.13%)
Hermes International SCA	294	734,968
Kering SA	797	366,137
LVMH Moet Hennessy Louis Vuitton SE	1,677	1,527,577
Total Textiles, Apparel & Luxury Goods		2,628,682

Tobacco (1.17%)
British American Tobacco PLC	14,527	430,015

Wireless Telecommunication Services (0.58%)
Vodafone Group PLC	243,700	212,630

TOTAL COMMON STOCKS
(Cost $31,476,829)		36,481,082

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.26%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	94,605	94,605

TOTAL SHORT TERM INVESTMENTS
(Cost $94,605)			94,605

TOTAL INVESTMENTS (99.21%)
(Cost $31,571,434)			$36,575,687
OTHER ASSETS IN EXCESS OF LIABILITIES (0.79%)			289,868
NET ASSETS - 100.00%			$36,865,555

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Broadline Retail (12.32%)
Alibaba Group Holding, Ltd., Sponsored ADR	18,343	$1,357,932
Allegro.eu SA(a)(b)(c)	165,207	1,334,076
Amazon.com, Inc.(a)	53,772	9,504,739
JD.com, Inc., ADR	18,126	410,010
MercadoLibre, Inc.(a)	1,367	2,180,775
PDD Holdings, Inc., ADR(a)	27,031	3,366,441
Total Broadline Retail		18,153,973

Diversified Consumer Services (1.29%)
Duolingo, Inc.(a)	7,988	1,909,132

Entertainment (6.14%)
Live Nation Entertainment, Inc.(a)	5,758	558,411
NetEase, Inc., ADR	8,839	953,905
Netflix, Inc.(a)	3,758	2,265,772
Nexon Co., Ltd.	43,100	697,443
ROBLOX Corp., Class A(a)	20,675	824,933
Roku, Inc.(a)	9,542	602,864
Spotify Technology SA(a)	6,021	1,543,845
Take-Two Interactive Software, Inc.(a)	10,962	1,610,646
Total Entertainment		9,057,819

Ground Transportation (2.49%)
Full Truck Alliance Co., Ltd., ADR(a)	196,857	1,299,256
Uber Technologies, Inc.(a)	29,910	2,377,845
Total Ground Transportation		3,677,101

Hotels, Restaurants & Leisure (6.72%)
Airbnb, Inc., Class A(a)	9,427	1,484,470
Amadeus IT Group SA	12,452	731,853
Booking Holdings, Inc.	393	1,363,250
Delivery Hero SE(a)(b)(c)	33,695	778,062
DoorDash, Inc., Class A(a)	13,714	1,708,353
Meituan, Class B(a)(b)(c)	133,717	1,362,873
Trip.com Group, Ltd., ADR(a)	55,941	2,487,696
Total Hotels, Restaurants & Leisure		9,916,557

Interactive Media & Services (13.51%)
Adevinta ASA(a)	98,587	1,052,580
Alphabet, Inc., Class A(a)	41,885	5,799,397
Baidu, Inc., Sponsored ADR(a)	6,030	611,020
Kuaishou Technology(a)(b)(c)	86,800	493,339
LY Corp.	177,600	489,134
Match Group, Inc.(a)	19,624	707,249
Meta Platforms, Inc., Class A	17,450	8,552,770
Pinterest, Inc., Class A(a)	28,203	1,035,050
Snap, Inc., Class A(a)	45,965	506,534
Security Description	Shares	Value
Interactive Media & Services (continued)
Tencent Holdings, Ltd.	18,917	$669,748
Total Interactive Media & Services		19,916,821

IT Services (7.53%)
Cloudflare, Inc., Class A(a)	24,285	2,393,044
MongoDB, Inc.(a)	4,715	2,110,340
Obic Co., Ltd.	4,011	626,719
Okta, Inc.(a)	14,746	1,582,246
Shopify, Inc., Class A(a)	27,971	2,136,145
Snowflake, Inc., Class A(a)	12,004	2,260,113
Total IT Services		11,108,607

Media (1.53%)
Trade Desk, Inc., Class A(a)	26,414	2,256,548

Professional Services (3.02%)
Dayforce, Inc.(a)	16,779	1,170,503
Paychex, Inc.	3,544	434,565
Paycom Software, Inc.	7,675	1,399,843
Paylocity Holding Corp.(a)	8,569	1,444,820
Total Professional Services		4,449,731

Real Estate Management & Development (0.83%)
CoStar Group, Inc.(a)	14,012	1,219,464

Software (44.64%)
Adobe, Inc.(a)	3,683	2,063,511
AppLovin Corp., Class A(a)	25,024	1,494,433
Atlassian Corp., Class A(a)	9,975	2,069,015
BILL Holdings, Inc.(a)	21,714	1,375,148
Confluent, Inc., Class A(a)	70,511	2,388,207
Crowdstrike Holdings, Inc., Class A(a)	9,099	2,949,440
CyberArk Software, Ltd.(a)	7,631	2,012,753
Datadog, Inc., Class A(a)	15,018	1,974,266
DoubleVerify Holdings, Inc.(a)	46,301	1,430,238
Dynatrace, Inc.(a)	25,909	1,283,791
Fortinet, Inc.(a)	27,308	1,887,256
Gitlab, Inc., Class A(a)	28,063	2,023,904
HubSpot, Inc.(a)	3,296	2,039,598
Intuit, Inc.	3,074	2,037,724
Microsoft Corp.	21,281	8,802,672
Monday.com, Ltd.(a)	9,462	2,110,121
Nice, Ltd., ADR(a)	4,178	1,024,237
Open Text Corp.	27,746	1,066,989
Oracle Corp.	14,968	1,671,626
Palantir Technologies, Inc., Class A(a)	90,950	2,281,026
Palo Alto Networks, Inc.(a)	6,767	2,101,492
Salesforce, Inc.	6,544	2,020,918
SAP SE	4,882	912,196
SentinelOne, Inc., Class A(a)	70,458	1,984,802
ServiceNow, Inc.(a)	4,061	3,132,411
Smartsheet, Inc., Class A(a)	34,014	1,435,731
Splunk, Inc.(a)	4,471	698,460
Tyler Technologies, Inc.(a)	1,288	563,036
UiPath, Inc., Class A(a)	62,762	1,490,598
Unity Software, Inc.(a)	52,296	1,533,319

Security Description	Shares	Value
Software (continued)
Workday, Inc., Class A(a)	5,835	$1,719,341
Xero, Ltd.(a)	23,581	1,951,365
Zscaler, Inc.(a)	9,549	2,310,571
Total Software		65,840,195

TOTAL COMMON STOCKS
(Cost $134,419,650)		147,505,948

TOTAL INVESTMENTS (100.02%)
(Cost $134,419,650)		$147,505,948
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)		(26,323)
NET ASSETS - 100.00%		$147,479,625

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,968,350, representing 2.69% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was $3,968,350, representing 2.69% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.88%)
Aerospace & Defense (1.68%)
General Dynamics Corp.	12,649	$3,456,339
Lockheed Martin Corp.	12,878	5,514,875
Northrop Grumman Corp.	7,472	3,444,741
Total Aerospace & Defense		12,415,955

Air Freight & Logistics (0.86%)
Expeditors International of Washington, Inc.	6,704	801,798
United Parcel Service, Inc., Class B	37,563	5,569,091
Total Air Freight & Logistics		6,370,889

Banks (4.18%)
JPMorgan Chase & Co.	166,207	30,924,474

Beverages (2.18%)
Brown-Forman Corp., Class B	10,589	637,775
Coca-Cola Co.	137,007	8,223,161
PepsiCo, Inc.	43,995	7,274,133
Total Beverages		16,135,069

Biotechnology (2.93%)
AbbVie, Inc.	70,414	12,396,384
Amgen, Inc.	21,182	5,800,267
Gilead Sciences, Inc.	48,317	3,483,656
Total Biotechnology		21,680,307

Building Products (0.63%)
Johnson Controls International PLC	28,885	1,712,014
Trane Technologies PLC	10,579	2,982,961
Total Building Products		4,694,975

Capital Markets (3.10%)
BlackRock, Inc.	8,151	6,613,232
Cboe Global Markets, Inc.	5,850	1,123,200
Moody's Corp.	10,383	3,939,518
MSCI, Inc.	4,166	2,337,001
S&P Global, Inc.	17,385	7,447,387
T Rowe Price Group, Inc.	12,752	1,445,439
Total Capital Markets		22,905,777

Commercial Services & Supplies (0.89%)
Cintas Corp.	3,979	2,501,239
Waste Management, Inc.	19,734	4,058,297
Total Commercial Services & Supplies		6,559,536

Communications Equipment (1.81%)
Cisco Systems, Inc.	220,854	10,682,708
Motorola Solutions, Inc.	8,129	2,685,740
Total Communications Equipment		13,368,448
Security Description	Shares	Value
Consumer Staples Distribution & Retail (2.80%)
Costco Wholesale Corp.	13,810	$10,273,122
Dollar General Corp.	5,770	838,439
Target Corp.	12,770	1,952,788
Walmart, Inc.	130,179	7,629,791
Total Consumer Staples Distribution & Retail		20,694,140

Diversified Telecommunication Services (4.24%)
Verizon Communications, Inc.	783,226	31,344,704

Electric Utilities (1.43%)
NextEra Energy, Inc.	191,517	10,569,823

Electrical Equipment (0.69%)
Eaton Corp. PLC	17,631	5,095,359

Electronic Equipment, Instruments & Components (0.73%)
Amphenol Corp., Class A	29,324	3,203,354
TE Connectivity, Ltd.	15,113	2,169,622
Total Electronic Equipment, Instruments & Components		5,372,976

Financial Services (7.52%)
Mastercard, Inc., Class A	53,664	25,477,521
Visa, Inc., Class A	106,803	30,186,799
Total Financial Services		55,664,320

Food Products (0.77%)
Archer-Daniels-Midland Co.	15,672	832,340
General Mills, Inc.	16,926	1,086,311
Hershey Co.	4,475	840,942
Mondelez International, Inc., Class A	40,238	2,940,190
Total Food Products		5,699,783

Ground Transportation (1.87%)
CSX Corp.	94,093	3,569,888
Norfolk Southern Corp.	10,179	2,579,155
Union Pacific Corp.	30,364	7,703,044
Total Ground Transportation		13,852,087

Health Care Equipment & Supplies (2.20%)
Abbott Laboratories	67,445	8,001,675
Medtronic PLC	49,612	4,135,656
Stryker Corp.	11,947	4,170,339
Total Health Care Equipment & Supplies		16,307,670

Health Care Providers & Services (3.46%)
Cigna Group	9,730	3,270,642
Elevance Health, Inc.	8,072	4,046,090
UnitedHealth Group, Inc.	37,081	18,303,182
Total Health Care Providers & Services		25,619,914

Hotels, Restaurants & Leisure (3.19%)
McDonald's Corp.	49,177	14,373,453
Starbucks Corp.	71,825	6,816,193

Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	17,326	$2,398,265
Total Hotels, Restaurants & Leisure		23,587,911

Household Durables (0.17%)
Garmin, Ltd.	9,292	1,276,256

Household Products (2.08%)
Colgate-Palmolive Co.	24,226	2,096,034
Kimberly-Clark Corp.	9,665	1,171,108
Procter & Gamble Co.	76,142	12,102,009
Total Household Products		15,369,151

Industrial Conglomerates (0.90%)
Honeywell International, Inc.	33,389	6,635,396

Insurance (2.10%)
Aon PLC, Class A	11,345	3,584,907
Chubb, Ltd.	22,729	5,720,207
Marsh & McLennan Cos., Inc.	30,773	6,224,455
Total Insurance		15,529,569

IT Services (2.15%)
Accenture PLC, Class A	35,817	13,423,495
Amdocs, Ltd.	5,495	501,144
Cognizant Technology Solutions Corp., Class A	25,101	1,983,481
Total IT Services		15,908,120

Life Sciences Tools & Services (1.00%)
Agilent Technologies, Inc.	9,656	1,326,348
Danaher Corp.	23,874	6,043,465
Total Life Sciences Tools & Services		7,369,813

Machinery (3.35%)
Caterpillar, Inc.	24,196	8,080,495
Cummins, Inc.	6,316	1,696,541
Deere & Co.	12,100	4,417,104
Graco, Inc.	7,410	676,237
IDEX Corp.	3,275	772,573
Illinois Tool Works, Inc.	15,105	3,959,776
Otis Worldwide Corp.	19,543	1,862,448
PACCAR, Inc.	23,795	2,638,628
Snap-on, Inc.	2,370	653,314
Total Machinery		24,757,116

Media (4.08%)
Comcast Corp., Class A	704,869	30,203,637

Multi-Utilities (0.38%)
Public Service Enterprise Group, Inc.	45,020	2,809,248

Pharmaceuticals (9.00%)
Bristol-Myers Squibb Co.	82,496	4,186,672
Eli Lilly & Co.	33,321	25,113,372
Johnson & Johnson	96,027	15,496,837
Merck & Co., Inc.	96,308	12,245,562
Pfizer, Inc.	229,587	6,097,831
Security Description	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	17,012	$3,373,990
Total Pharmaceuticals		66,514,264

Professional Services (0.96%)
Automatic Data Processing, Inc.	20,585	5,169,511
Paychex, Inc.	15,723	1,927,954
Total Professional Services		7,097,465

Semiconductors & Semiconductor Equipment (6.67%)
Analog Devices, Inc.	24,414	4,683,093
Broadcom, Inc.	21,495	27,954,033
QUALCOMM, Inc.	53,161	8,388,274
Texas Instruments, Inc.	49,467	8,277,313
Total Semiconductors & Semiconductor Equipment		49,302,713

Software (6.85%)
Microsoft Corp.	100,925	41,746,618
Oracle Corp.	79,947	8,928,481
Total Software		50,675,099

Specialty Retail (5.95%)
Home Depot, Inc.	68,899	26,223,649
Lowe's Cos., Inc.	37,278	8,971,696
TJX Cos., Inc.	72,612	7,198,754
Tractor Supply Co.	6,339	1,612,134
Total Specialty Retail		44,006,233

Technology Hardware, Storage & Peripherals (4.58%)
Apple, Inc.	187,505	33,891,529

Textiles, Apparel & Luxury Goods (1.00%)
NIKE, Inc., Class B	71,211	7,400,959

Tobacco (0.88%)
Altria Group, Inc.	54,717	2,238,472
Philip Morris International, Inc.	47,731	4,293,881
Total Tobacco		6,532,353

Trading Companies & Distributors (0.62%)
Fastenal Co.	27,839	2,032,526
Watsco, Inc.	1,460	575,415
WW Grainger, Inc.	2,035	1,980,991
Total Trading Companies & Distributors		4,588,932

TOTAL COMMON STOCKS
(Cost $600,474,375)		738,731,970

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	71,074	$71,074

TOTAL SHORT TERM INVESTMENTS
(Cost $71,074)			71,074

TOTAL INVESTMENTS (99.89%)
(Cost $600,545,449)			$738,803,044
OTHER ASSETS IN EXCESS OF LIABILITIES (0.11%)			795,253
NET ASSETS - 100.00%			$739,598,297

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Automobile Components (3.04%)
BorgWarner, Inc.	234,955	$7,314,149
Gentex Corp.	241,727	8,830,287
Total Automobile Components		16,144,436

Building Products (7.07%)
A O Smith Corp.	111,351	9,230,998
AAON, Inc.	56,709	4,762,422
Owens Corning	65,245	9,772,395
Simpson Manufacturing Co., Inc.	36,998	7,720,743
UFP Industries, Inc.	52,247	5,989,074
Total Building Products		37,475,632

Capital Markets (11.01%)
Artisan Partners Asset Management, Inc., Class A	76,725	3,304,546
Cohen & Steers, Inc.	29,280	2,153,544
Diamond Hill Investment Group, Inc.	3,184	460,661
Evercore, Inc., Class A	40,635	7,601,996
Federated Hermes, Inc.	95,097	3,350,267
Hamilton Lane, Inc., Class A	38,224	4,390,026
Houlihan Lokey, Inc.	62,080	7,987,213
MarketAxess Holdings, Inc.	41,119	8,775,206
SEI Investments Co.	131,485	8,842,366
Tradeweb Markets, Inc.	109,191	11,554,592
Total Capital Markets		58,420,417

Commercial Services & Supplies (0.51%)
Brady Corp., Class A	39,367	2,294,309
Ennis, Inc.	21,454	435,945
Total Commercial Services & Supplies		2,730,254

Communications Equipment (2.28%)
Juniper Networks, Inc.	325,904	12,068,225

Consumer Finance (0.95%)
FirstCash Holdings, Inc.	43,775	5,012,238

Consumer Staples Distribution & Retail (1.64%)
Casey's General Stores, Inc.	26,283	8,002,911
Weis Markets, Inc.	10,935	710,119
Total Consumer Staples Distribution & Retail		8,713,030

Diversified Consumer Services (1.38%)
H&R Block, Inc.	149,191	7,302,899
Security Description	Shares	Value
Diversified Telecommunication Services (0.85%)
Cogent Communications Holdings, Inc.	55,652	$4,502,803

Electric Utilities (1.28%)
ALLETE, Inc.	11,966	677,754
IDACORP, Inc.	10,597	933,702
MGE Energy, Inc.	7,446	470,513
OGE Energy Corp.	42,508	1,398,938
Otter Tail Corp.	8,532	771,805
Pinnacle West Capital Corp.	24,020	1,641,287
Portland General Electric Co.	21,118	848,310
Total Electric Utilities		6,742,309

Electronic Equipment, Instruments & Components (4.58%)
Avnet, Inc.	130,229	6,067,369
Badger Meter, Inc.	39,337	6,242,389
Littelfuse, Inc.	34,400	8,195,456
Vishay Intertechnology, Inc.	175,165	3,809,839
Total Electronic Equipment, Instruments & Components		24,315,053

Financial Services (4.63%)
Essent Group, Ltd.	120,869	6,474,952
MGIC Investment Corp.	330,351	6,570,681
Radian Group, Inc.	185,670	5,410,424
Western Union Co.	453,638	6,083,286
Total Financial Services		24,539,343

Food Products (2.74%)
Cal-Maine Foods, Inc.	29,250	1,681,583
Flowers Foods, Inc.	139,784	3,133,957
Ingredion, Inc.	45,840	5,392,158
J & J Snack Foods Corp.	10,310	1,495,775
Lancaster Colony Corp.	13,599	2,813,905
Total Food Products		14,517,378

Gas Utilities (0.70%)
Chesapeake Utilities Corp.	3,533	360,472
National Fuel Gas Co.	18,811	916,848
New Jersey Resources Corp.	20,416	849,510
Northwest Natural Holding Co.	7,264	266,879
ONE Gas, Inc.	11,472	683,731
Spire, Inc.	10,611	629,445
Total Gas Utilities		3,706,885

Ground Transportation (1.37%)
Landstar System, Inc.	32,153	6,115,501
Schneider National, Inc., Class B	48,113	1,133,061
Total Ground Transportation		7,248,562

Health Care Equipment & Supplies (1.90%)
Teleflex, Inc.	45,237	10,078,351

Health Care Providers & Services (6.75%)
Chemed Corp.	18,666	11,687,344
Encompass Health Corp.	133,596	9,939,542

Security Description	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	248,338	$6,727,476
Premier, Inc., Class A	357,133	7,449,794
Total Health Care Providers & Services		35,804,156

Hotels, Restaurants & Leisure (3.71%)
Choice Hotels International, Inc.	29,938	3,351,260
Texas Roadhouse, Inc.	67,763	10,121,759
Wyndham Hotels & Resorts, Inc.	80,878	6,191,211
Total Hotels, Restaurants & Leisure		19,664,230

Household Durables (0.98%)
La-Z-Boy, Inc.	40,921	1,554,589
MDC Holdings, Inc.	58,282	3,654,281
Total Household Durables		5,208,870

Household Products (0.68%)
Reynolds Consumer Products, Inc.	37,389	1,102,976
WD-40 Co.	9,316	2,500,321
Total Household Products		3,603,297

Independent Power and Renewable Electricity Producers (0.77%)
Vistra Corp.	75,287	4,106,153

Insurance (5.48%)
AMERISAFE, Inc.	21,610	1,140,144
Employers Holdings, Inc.	29,216	1,335,463
Old Republic International Corp.	319,519	9,253,270
Primerica, Inc.	41,830	10,259,226
RLI Corp.	48,387	7,086,276
Total Insurance		29,074,379

Leisure Products (2.50%)
Acushnet Holdings Corp.	28,805	1,855,618
Brunswick Corp.	65,836	5,754,067
Polaris, Inc.	53,172	4,929,576
Sturm Ruger & Co., Inc.	16,953	734,404
Total Leisure Products		13,273,665

Machinery (9.23%)
Donaldson Co., Inc.	109,493	7,841,889
ITT, Inc.	73,565	9,279,489
Lincoln Electric Holdings, Inc.	51,132	13,120,471
Mueller Industries, Inc.	98,606	5,066,376
Toro Co.	94,391	8,713,233
Watts Water Technologies, Inc., Class A	23,985	4,891,741
Total Machinery		48,913,199

Media (2.31%)
New York Times Co., Class A	198,062	8,770,186
TEGNA, Inc.	249,249	3,491,978
Total Media		12,262,164
Security Description	Shares	Value
Multi-Utilities (0.78%)
Avista Corp.	15,550	$516,260
Black Hills Corp.	13,904	723,425
NiSource, Inc.	88,106	2,296,042
Northwestern Energy Group, Inc.	12,414	594,879
Total Multi-Utilities		4,130,606

Pharmaceuticals (1.58%)
Organon & Co.	479,716	8,351,856

Professional Services (2.33%)
Exponent, Inc.	44,808	3,624,519
Kforce, Inc.	16,131	1,123,363
Robert Half, Inc.	94,800	7,621,920
Total Professional Services		12,369,802

Semiconductors & Semiconductor Equipment (1.03%)
Power Integrations, Inc.	76,630	5,475,980

Software (1.99%)
Dolby Laboratories, Inc., Class A	84,344	6,831,864
InterDigital, Inc.	34,571	3,699,788
Total Software		10,531,652

Specialty Retail (6.21%)
Dick's Sporting Goods, Inc.	57,011	10,141,687
Murphy USA, Inc.	19,167	7,992,831
Williams-Sonoma, Inc.	63,071	14,855,112
Total Specialty Retail		32,989,630

Textiles, Apparel & Luxury Goods (4.96%)
Carter's, Inc.	36,478	2,952,894
Columbia Sportswear Co.	34,811	2,878,522
Ralph Lauren Corp.	38,474	7,153,086
Steven Madden, Ltd.	69,782	2,988,065
Tapestry, Inc.	216,897	10,309,114
Total Textiles, Apparel & Luxury Goods		26,281,681

Tobacco (0.15%)
Universal Corp.	16,091	772,529

Trading Companies & Distributors (1.98%)
Applied Industrial Technologies, Inc.	33,244	6,312,703
MSC Industrial Direct Co., Inc., Class A	41,600	4,199,104
Total Trading Companies & Distributors		10,511,807

Water Utilities (0.47%)
American States Water Co.	7,679	548,357
Essential Utilities, Inc.	56,160	1,953,245
Total Water Utilities		2,501,602

TOTAL COMMON STOCKS
(Cost $462,460,146)		529,345,073

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	249,493	$249,493

TOTAL SHORT TERM INVESTMENTS
(Cost $249,493)			249,493

TOTAL INVESTMENTS (99.87%)
(Cost $462,709,639)			$529,594,566
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)			666,460
NET ASSETS - 100.00%			$530,261,026

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.44%)
Data Center REITs (2.57%)
Equinix, Inc.	337	$299,532

Diversified REITs (10.65%)
Armada Hoffler Properties, Inc.	22,605	230,119
Broadstone Net Lease, Inc.	16,516	246,254
CTO Realty Growth, Inc.	15,564	265,366
Gladstone Commercial Corp.	20,180	249,828
One Liberty Properties, Inc.	12,229	247,515
Total Diversified REITs		1,239,082

Health Care REITs (10.49%)
Global Medical REIT, Inc.	25,693	229,952
Healthcare Realty Trust, Inc.	17,042	234,839
Medical Properties Trust, Inc.(a)	57,694	242,892
Sabra Health Care REIT, Inc.	19,130	265,524
Universal Health Realty Income Trust	6,390	247,804
Total Health Care REITs		1,221,011

Hotel & Resort REITs (11.97%)
Apple Hospitality REIT, Inc.	16,053	258,293
Braemar Hotels & Resorts, Inc.	118,150	269,382
Host Hotels & Resorts, Inc.	15,225	315,766
Park Hotels & Resorts, Inc.	18,633	309,308
Service Properties Trust	35,232	239,578
Total Hotel & Resort REITs		1,392,327

Industrial REITs (11.89%)
Innovative Industrial Properties, Inc.	3,081	301,907
LXP Industrial Trust	29,445	254,994
Plymouth Industrial REIT, Inc.	11,771	253,900
STAG Industrial, Inc.	7,471	277,473
Terreno Realty Corp.	4,590	295,137
Total Industrial REITs		1,383,411

Multi-Family Residential REITs (8.35%)
Apartment Income REIT Corp.	8,258	250,382
BRT Apartments Corp.	14,281	221,070
Elme Communities	19,825	255,346
NexPoint Residential Trust, Inc.	8,375	244,634
Total Multi-Family Residential REITs		971,432

Office REITs (10.46%)
Brandywine Realty Trust	54,331	233,623
Easterly Government Properties, Inc.	21,385	252,343
Highwoods Properties, Inc.	12,560	307,092
Office Properties Income Trust	43,147	115,203
Security Description	Shares	Value
Office REITs (continued)
SL Green Realty Corp.	6,365	$308,575
Total Office REITs		1,216,836

Retail REITs (9.89%)
CBL & Associates Properties, Inc.	11,546	266,251
Saul Centers, Inc.	6,918	250,362
Simon Property Group, Inc.	2,039	302,058
The Macerich Co.	20,200	331,482
Total Retail REITs		1,150,153

Self-Storage REITs (2.26%)
National Storage Affiliates Trust	7,346	263,060

Single-Family Residential REITs (2.42%)
UMH Properties, Inc.	18,317	282,082

Specialized REITs (9.51%)
EPR Properties	5,980	245,659
Gaming and Leisure Properties, Inc.	5,867	266,831
Outfront Media, Inc.	21,257	305,463
Uniti Group, Inc.(a)	49,278	288,769
Total Specialized REITs		1,106,722

Technology REITs (4.74%)
Crown Castle, Inc.	2,329	256,050
Digital Realty Trust, Inc.	2,011	295,235
Total Technology REITs		551,285

Telecom Tower REITs (4.24%)
American Tower Corp.	1,313	261,103
SBA Communications Corp.	1,110	232,246
Total Telecom Tower REITs		493,349

TOTAL COMMON STOCKS
(Cost $13,841,915)		11,570,282

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.31%)
Money Market Fund (0.30%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $34,977)	5.28%	34,977	$34,977

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $729)		729	$729
TOTAL SHORT TERM INVESTMENTS
(Cost $35,706)			35,706

TOTAL INVESTMENTS (99.75%)
(Cost $13,877,621)			$11,605,988
OTHER ASSETS IN EXCESS OF LIABILITIES (0.25%)			29,415
NET ASSETS - 100.00%			$11,635,403

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $260,280.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.50%)
Communication Services (9.88%)
AT&T, Inc.	1,275,360	$21,591,845
Comcast Corp., Class A	512,586	21,964,310
Interpublic Group of Cos., Inc.	691,228	21,704,559
Omnicom Group, Inc.	263,347	23,277,241
Verizon Communications, Inc.	564,071	22,574,122
Total Communication Services		111,112,077

Consumer Discretionary (10.75%)
Best Buy Co., Inc.	291,345	23,563,984
Darden Restaurants, Inc.	136,053	23,225,608
Ford Motor Co.	1,990,812	24,765,701
Genuine Parts Co.	162,431	24,244,451
Home Depot, Inc.	66,076	25,149,186
Total Consumer Discretionary		120,948,930

Consumer Staples (9.24%)
Altria Group, Inc.	522,525	21,376,498
Conagra Brands, Inc.	730,964	20,525,469
Kraft Heinz Co.	595,620	21,013,474
Philip Morris International, Inc.	236,069	21,236,767
Walgreens Boots Alliance, Inc.	929,285	19,756,599
Total Consumer Staples		103,908,807

Energy (9.98%)
Chevron Corp.	149,578	22,737,352
Exxon Mobil Corp.	216,830	22,663,072
Kinder Morgan, Inc.	1,219,183	21,201,592
ONEOK, Inc.	316,187	23,751,967
Williams Cos., Inc.	607,540	21,834,988
Total Energy		112,188,971

Financials (10.20%)
Citizens Financial Group, Inc.	728,825	22,877,817
Huntington Bancshares, Inc.	1,799,717	23,468,310
Prudential Financial, Inc.	213,898	23,312,743
Regions Financial Corp.	1,237,109	23,047,341
Truist Financial Corp.	627,982	21,966,810
Total Financials		114,673,021

Health Care (10.13%)
AbbVie, Inc.	144,370	25,416,339
Bristol-Myers Squibb Co.	428,891	21,766,218
Gilead Sciences, Inc.	273,270	19,702,767
Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	749,847	$19,915,936
Viatris, Inc.	2,194,544	27,146,509
Total Health Care		113,947,769

Industrials (9.73%)
3M Co.	208,802	19,234,840
Cummins, Inc.	93,627	25,149,148
RTX Corp.	265,492	23,806,668
Stanley Black & Decker, Inc.	232,430	20,753,675
United Parcel Service, Inc., Class B	138,220	20,492,497
Total Industrials		109,436,828

Information Technology (10.42%)
Corning, Inc.	740,847	23,884,907
HP, Inc.	732,521	20,752,320
International Business Machines Corp.	133,141	24,635,079
Seagate Technology Holdings PLC	268,069	24,943,821
Texas Instruments, Inc.	137,516	23,010,552
Total Information Technology		117,226,679

Materials (9.71%)
Amcor PLC	2,236,344	20,261,277
International Flavors & Fragrances, Inc.	280,862	21,205,081
International Paper Co.	586,281	20,730,896
LyondellBasell Industries NV, Class A	232,865	23,351,702
The Dow Chemical Co.	423,667	23,674,512
Total Materials		109,223,468

Utilities (9.46%)
Dominion Resources, Inc.	453,862	21,708,220
Duke Energy Corp.	228,615	20,993,715
Edison International	319,964	21,763,951
Evergy, Inc.	417,478	20,681,860
Eversource Energy	361,741	21,234,197
Total Utilities		106,381,943

TOTAL COMMON STOCKS
(Cost $1,095,950,347)		1,119,048,493

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	345,648	$345,648

TOTAL SHORT TERM INVESTMENTS
(Cost $345,648)			345,648

TOTAL INVESTMENTS (99.53%)
(Cost $1,096,295,995)			$1,119,394,141
OTHER ASSETS IN EXCESS OF LIABILITIES (0.47%)			5,305,714
NET ASSETS - 100.00%			$1,124,699,855

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF

Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Principal Amount	Value
BANK LOANS (1.16%)
Aerospace & Defense (0.46%)
TransDigm, Inc.
3M SOFR + 3.25%, 02/28/2031(a)	$2,761,000	$2,774,018

Consumer Finance (0.22%)
GTCR W Merger Sub LLC
1D US SOFR + 3.00%, 01/31/2031(a)	1,335,000	1,341,675

Industrials (0.26%)
Chart Industries, Inc. TL 1L
8.672%, 03/15/2030(a)	1,200,000	1,201,128
GFL Enviro Inc TL 1L
5.125%, 05/31/2027	325,000	325,205
Total Industrials		1,526,333

Pipeline (0.22%)
Buckeye Partners LP
1M SOFR + 2.50%, 11/22/2030(a)	1,325,000	1,327,484

TOTAL BANK LOANS
(Cost $6,971,040)		6,969,510

COLLATERALIZED MORTGAGE OBLIGATIONS (2.85%)

Fannie Mae
Series 2003-18, Class A1,
6.500%, 12/25/2042	41,998	42,112
Series 2003-30, Class JQ,
5.500%, 04/25/2033	2,654	2,633
Series 2003-47, Class PE,
5.750%, 06/25/2033	41,256	41,912
Series 2005-122, Class PY,
6.000%, 01/25/2036	31,339	31,937
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,833	4,802
Series 2005-48, Class TD,
5.500%, 06/25/2035	22,237	22,557
Series 2006-125, Class KY,
5.500%, 01/25/2037	210,653	212,110
Series 2010-141, Class AL,
4.000%, 12/25/2040	18,629	17,245
	Principal Amount	Value
Series 2010-41, Class NB,
5.000%, 05/25/2040	$81,421	$80,362
Series 2011-148, Class P,
4.000%, 09/25/2041	194,834	188,881
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,467
Series 2012-108, Class PL,
3.000%, 10/25/2042	25,000	21,758
Series 2012-111, Class B,
7.000%, 10/25/2042	4,628	4,846
Series 2012-112, Class DA,
3.000%, 10/25/2042	207,183	184,680
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	106,413
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,176	50,890
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	377,747
Series 2012-137,
4.000%, 12/25/2042	156,714	144,361
Series 2012-139, Class GB,
2.500%, 12/25/2042	50,000	33,004
Series 2012-152, Class PB,
3.500%, 01/25/2043	22,000	20,767
Series 2012-16, Class K,
4.000%, 10/25/2041	107,096	103,666
Series 2012-17, Class JA,
3.500%, 12/25/2041	33,100	29,784
Series 2012-19, Class CB,
3.500%, 03/25/2042	265,000	234,744
Series 2012-28, Class PT,
4.000%, 03/25/2042	350,946	330,421
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	40,560
Series 2012-47, Class HF,
30D US SOFR + 0.515%, 05/25/2027(a)	13,969	13,975
Series 2012-51, Class HJ,
3.500%, 05/25/2042	48,471	40,461
Series 2012-56, Class WB,
3.500%, 05/25/2042	9,150	8,370
Series 2012-83, Class AC,
3.000%, 08/25/2042	20,000	16,575

	Principal Amount	Value
Series 2012-90, Class PB,
2.500%, 01/25/2042	$76,784	$71,766
Series 2013-18, Class NG,
2.000%, 12/25/2042	51,835	44,283
Series 2013-41, Class JL,
1.500%, 04/25/2038	211,814	187,274
Series 2013-44, Class Z,
3.000%, 05/25/2043	692,372	494,120
Series 2013-86, Class Z,
3.000%, 08/25/2043	170,411	111,555
Series 2013-9, Class BC,
6.500%, 07/25/2042	172,356	180,493
Series 2014-14, Class PA,
3.500%, 02/25/2044	112,095	107,490
Series 2014-6, Class Z,
2.500%, 02/25/2044	257,273	215,976
Series 2015-47, Class AY,
3.000%, 07/25/2045	89,113	78,018
Series 2015-58, Class ZL,
3.000%, 08/25/2045	258,655	207,039
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	379,956
Series 2016-37, Class BK,
3.000%, 06/25/2046	72,749	67,635
Series 2016-6, Class PA,
3.000%, 11/25/2044	138,818	129,872
Series 2017-10, Class FA,
30D US SOFR + 0.515%, 03/25/2047(a)	30,818	30,275
Series 2017-25, Class QH,
3.000%, 04/25/2047	311,727	266,412
Series 2017-38, Class JA,
3.000%, 03/25/2047	64,149	55,775
Series 2017-38, Class JG,
2.500%, 03/25/2047	359,715	305,457
Series 2017-98, Class JC,
2.500%, 11/25/2047	161,385	136,426
Series 2018-15, Class KG,
2.500%, 01/25/2048	105,329	86,813
Series 2020-10, Class DA,
3.500%, 03/25/2060	102,644	87,943
Series 2021-66, Class HU,
1.500%, 10/25/2051	99,999	47,147
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,025	53,348
	Principal Amount	Value
Series 2021-87, Class QB,
2.000%, 12/25/2051	$46,791	$38,993
Series 2021-94, Class PU,
2.000%, 01/25/2052	49,148	30,080
		5,828,186
Freddie Mac
Series 2002-2412, Class OF,
30D US SOFR + 1.065%, 12/15/2031(a)	45,114	45,622
Series 2002-2455, Class GK,
6.500%, 05/15/2032	13,106	13,552
Series 2003-2725, Class TA,
4.500%, 12/15/2033	38,780	37,081
Series 2004-2768, Class PW,
4.250%, 03/15/2034	9,993	9,579
Series 2005-2944, Class OH,
5.500%, 03/15/2035	54,969	55,578
Series 2005-2978, Class CN,
5.500%, 05/15/2035	174,475	177,063
Series 2008-3485, Class MA,
5.500%, 07/15/2036	41,520	42,058
Series 2009-3533, Class CB,
4.500%, 05/15/2029	68,290	67,131
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	71,462
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,213
Series 2010-3662, Class QB,
5.000%, 03/15/2038	128,744	126,344
Series 2010-3674,
5.750%, 05/15/2036	363,142	342,205
Series 2010-3681, Class MT,
4.690%, 02/15/2038(a)	106,615	91,437
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	156,160
Series 2011-3924, Class LC,
4.000%, 09/15/2041	130,012	120,392
Series 2011-3954, Class PG,
2.500%, 07/15/2041	53,288	49,268

	Principal Amount	Value
Series 2012-3990, Class GY,
3.500%, 01/15/2042	$97,000	$76,737
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	616,433	580,943
Series 2012-4003, Class BG,
2.000%, 10/15/2026	14,735	14,609
Series 2012-4068, Class PE,
3.000%, 06/15/2042	10,000	8,782
Series 2012-4075, Class PB,
3.000%, 07/15/2042	25,175	22,167
Series 2012-4093, Class PA,
3.000%, 08/15/2042	72,214	63,366
Series 2012-4096, Class BY,
2.000%, 08/15/2042	25,000	18,653
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	28,009
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	59,306
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	169,130
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	7,847
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,832	8,615
Series 2013-4161, Class BA,
2.500%, 12/15/2041	83,807	79,647
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	33,749
Series 2013-4193, Class PK,
3.000%, 04/15/2043	97,467	90,837
Series 2013-4224, Class KC,
3.000%, 05/15/2032	111,733	108,768
Series 2013-4224, Class PA,
3.000%, 12/15/2042	94,584	89,689
Series 2013-4247, Class AK,
4.500%, 12/15/2042	97,061	95,779
Series 2015-4472, Class MA,
3.000%, 05/15/2045	126,705	115,989
	Principal Amount	Value
Series 2016-4616, Class HP,
3.000%, 09/15/2046	$84,902	$75,034
Series 2018-4760, Class P,
3.000%, 02/15/2044	131,599	127,267
Series 2018-4792, Class BD,
3.500%, 02/15/2048	116,351	103,772
Series 2018-4819, Class CB,
4.000%, 08/15/2048	933,774	869,511
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	256,372	250,019
Series 2019-4926, Class BP,
3.000%, 10/25/2049	305,849	259,146
Series 2019-4932, Class CB,
3.500%, 03/25/2049	365,788	341,611
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	22,147
Series 2021-5083, Class MA,
2.000%, 03/25/2051	12,848	7,559
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	16,233
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	144,218	106,891
Series 2022-5224, Class HL,
4.000%, 04/25/2052	100,000	88,299
		5,359,256
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	116,521	106,419

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.355%, 07/25/2032(a)	14,732	13,603

Ginnie Mae
Series 2003-52, Class AP,
0.000%, 06/16/2033(b)	16,463	15,100
Series 2004-1, Class TE,
5.000%, 06/20/2033	52,659	52,280
Series 2005-20, Class GZ,
5.000%, 02/16/2035	220,464	220,503

	Principal Amount	Value
Series 2005-73, Class PH,
5.000%, 09/20/2035	$139,992	$138,935
Series 2006-20, Class QB,
6.000%, 04/20/2036	236,212	238,147
Series 2006-38, Class ZK,
6.500%, 08/20/2036	168,547	165,857
Series 2008-50, Class KB,
6.000%, 06/20/2038	58,604	59,861
Series 2008-60, Class JP,
5.500%, 07/20/2038	9,904	9,925
Series 2008-7, Class PQ,
5.000%, 02/20/2038	5,844	5,800
Series 2010-29, Class AD,
3.500%, 10/20/2039	102,712	97,648
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	116,998
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	29,419
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,201
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	7,777
Series 2012-124, Class LD,
2.000%, 10/20/2042	141,053	105,119
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	20,326
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	130,174
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.695%, 07/20/2062(a)	38,559	38,431
Series 2012-H20, Class PT,
6.074%, 07/20/2062(a)	562,603	560,823
Series 2013-117, Class ED,
4.000%, 08/20/2043	41,000	36,967
Series 2013-149, Class BP,
3.500%, 10/20/2043	13,000	10,781
Series 2013-22, Class GB,
2.500%, 08/20/2042	68,504	60,182
Series 2013-44, Class CE,
2.500%, 03/16/2043	189,592	151,885
	Principal Amount	Value
Series 2013-58, Class C,
2.500%, 04/20/2043	$161,384	$131,079
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	21,144
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	80,094
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,121
Series 2014-32, Class DA,
3.500%, 02/20/2044	91,523	76,117
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.59448%, 12/20/2064(a)	166,118	165,485
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	29,600
Series 2017-107, Class T,
3.000%, 01/20/2047	312,058	304,043
Series 2017-11, Class PZ,
4.000%, 01/20/2047	264,506	202,539
Series 2018-115, Class CA,
3.500%, 08/20/2048	122,201	108,529
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.465%, 02/20/2068(a)	12,381	12,332
Series 2019-108, Class NJ,
3.500%, 08/20/2049	132,564	117,047
Series 2019-145, Class PA,
3.500%, 08/20/2049	248,927	231,701
Series 2019-158, Class LA,
3.500%, 04/20/2049	321,063	304,906
Series 2019-20, Class AB,
3.250%, 02/20/2049	241,308	222,074
Series 2019-85, Class KG,
3.000%, 06/20/2043	161,534	152,574
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	22,491
Series 2020-15, Class JH,
2.500%, 02/20/2050	81,553	67,358
Series 2020-67,
2.000%, 05/20/2050	126,605	82,760
Series 2020-98, Class CE,
3.000%, 07/20/2050	12,516	10,779

	Principal Amount	Value
Series 2021-97, Class JT,
2.000%, 06/20/2051	$108,853	$56,655
Series 2022-24, Class BC,
4.000%, 02/20/2052	200,092	185,864
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	66,260
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	177,872
Series 2023-19, Class WB,
5.687%, 11/20/2051(a)	126,266	127,982
Series 2023-19, Class GZ,
5.000%, 02/20/2053	544,815	476,494
		5,739,039

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,901,690)		17,046,503

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.07%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.809%, 06/25/2027(a)(c)	21,477,112	407,393

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $436,926)		407,393

MORTGAGE-BACKED SECURITIES (3.89%)

Fannie Mae Pool
Series 2006-,
5.500%, 01/01/2037	239,857	240,522
Series 2007-943003,
5.500%, 08/01/2047	31,526	31,148
Series 2009-,
5.000%, 12/01/2039	376,399	369,479
5.500%, 02/01/2037	366,974	367,015
Series 2015-,
3.500%, 06/01/2030	209,759	201,320
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	19,434
Series 2016-,
4.500%, 01/01/2039	240,228	234,721
Series 2017-,
2.500%, 01/01/2047	176,005	145,741
3.000%, 10/01/2027	1,377,862	1,300,426
Series 2018-,
3.000%, 01/01/2048	289,347	255,786
	Principal Amount	Value
3.485%, 04/01/2028	$750,000	$713,387
3.545%, 04/01/2028	494,197	471,855
4.000%, 11/01/2040	501,094	479,183
4.500%, 07/01/2040	118,382	113,305
4.500%, 02/01/2041	563,097	544,505
5.500%, 12/01/2048	108,734	109,274
Series 2019-,
3.340%, 05/01/2031	62,086	57,145
4.000%, 08/01/2048	146,511	137,921
Series 2022-,
3.890%, 07/01/2032	200,000	186,068
Series 2023-,
4.490%, 06/01/2028	40,000	39,550
5.130%, 10/01/2028	40,000	40,510
5.555%, 01/01/2030	1,000,000	1,018,149
Series 2024-,
6.470%, 01/01/2034	1,170,000	1,245,265
7.000%, 02/01/2054	5,192,389	5,380,996
7.500%, 12/01/2053	2,198,745	2,275,944
		15,978,649
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	77,546	77,056
Series 2005-,
5.500%, 11/01/2035	118,160	120,124
		197,180
Freddie Mac Pool
Series 2018-,
4.500%, 01/01/2036	18,291	17,478
5.500%, 07/01/2033	124,890	124,037
Series 2019-,
3.000%, 10/01/2049	241,700	203,549
Series 2020-,
2.000%, 06/01/2050	683,540	524,476
Series 2022-,
3.000%, 12/01/2051	345,711	291,212
		1,160,752
Ginnie Mae II Pool
Series 2018-,
4.500%, 02/20/2048	742,524	713,478
Series 2021-,
2.500%, 09/20/2036	527,303	466,310
2.500%, 02/20/2051	2,930,542	2,423,932
Series 2022-,
4.000%, 12/20/2051	381,346	348,641
5.500%, 07/20/2035	213,237	218,733
6.000%, 12/20/2037	128,601	132,947
7.000%, 11/20/2052	369,781	381,319
Series 2023-,
6.500%, 11/20/2053	998,271	1,008,013

Security Description	Principal Amount	Value
7.500%, 10/20/2063	$226,712	$233,111
		5,926,484

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,197,395)		23,263,065

CORPORATE BONDS (33.85%)

Aerospace & Defense (1.76%)
Boeing Co.
2.20%, 02/04/2026	2,050,000	1,924,419
3.95%, 08/01/2059	2,000,000	1,405,413
5.93%, 05/01/2060	1,650,000	1,582,374
Howmet Aerospace, Inc.
3.00%, 01/15/2029	1,512,000	1,352,862
L3Harris Technologies, Inc.
5.40%, 07/31/2033	1,550,000	1,551,059
RTX Corp.
6.10%, 03/15/2034	2,625,000	2,771,846
Total Aerospace & Defense		10,587,973

Airlines (0.44%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	751,038	730,331
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	392,775	365,826
Southwest Airlines Co.
5.25%, 05/04/2025	1,250,000	1,246,662
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	299,485	302,586
Total Airlines		2,645,405

Automobiles Manufacturing (2.43%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,000,000	959,584
6.80%, 05/12/2028	1,950,000	2,012,662
7.12%, 11/07/2033	2,935,000	3,128,407
7.35%, 03/06/2030	2,000,000	2,120,134
General Motors Financial Co., Inc.
5.80%, 01/07/2029	1,750,000	1,772,176
6.10%, 01/07/2034	1,972,000	1,992,606
SOFRINDX + 1.30%, 04/07/2025(a)(e)	710,000	715,132
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	1,250,000	1,302,088
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(d)	500,000	489,702
Total Automobiles Manufacturing		14,492,491
Security Description	Principal Amount	Value
Banks (2.55%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	$3,074,000	$3,056,653
Cooperatieve Rabobank UA
3.75%, 07/21/2026	750,000	718,861
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	588,000	588,793
1Y US TI + 1.35%, 09/11/2026(a)(d)	1,000,000	937,685
1Y US TI + 1.40%, 03/01/2030(a)(d)	1,020,000	1,022,120
Fifth Third Bancorp
1D US SOFR + 1.84%, 01/29/2032(a)	284,000	281,857
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(d)	1,000,000	721,816
1Y US TI + 3.90%, 06/20/2054(a)(d)	900,000	909,386
Truist Bank
3.30%, 05/15/2026	200,000	190,781
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	1,250,000	1,249,757
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	2,000,000	1,882,935
Wells Fargo & Co.
1D US SOFR + 0.51%, 05/19/2025(a)	1,288,000	1,272,663
1D US SOFR + 2.02%, 04/24/2034(a)	2,500,000	2,459,939
Total Banks		15,293,246

Biotechnology (0.77%)
Amgen, Inc.
5.25%, 03/02/2033	1,750,000	1,744,989
5.51%, 03/02/2026	350,000	349,532
5.75%, 03/02/2063	2,550,000	2,515,158
Total Biotechnology		4,609,679

Cable & Satellite (0.36%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	500,000	390,051
4.50%, 06/01/2033(d)	750,000	578,246
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,200,000	1,144,483
Total Cable & Satellite		2,112,780

Casinos & Gaming (0.71%)
MGM Resorts International
6.75%, 05/01/2025	2,690,000	2,695,343

Security Description	Principal Amount	Value
Casinos & Gaming (continued)
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	$1,600,000	$1,531,000
Total Casinos & Gaming		4,226,343

Chemicals (0.52%)
Avient Corp.
5.75%, 05/15/2025(d)	750,000	746,329
Celanese US Holdings LLC
6.38%, 07/15/2032	1,100,000	$1,129,885
Dow Chemical Co.
5.15%, 02/15/2034	1,230,000	1,211,290
Total Chemicals		3,087,504

Commercial Finance (0.41%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	2,441,000	2,464,185

Consumer Finance (1.59%)
Ally Financial, Inc.
8.00%, 11/01/2031	750,000	824,324
Capital One Financial Corp.
1D US SOFR + 2.60%, 02/01/2034(a)	1,450,000	1,433,955
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	4,250,000	4,761,832
Fiserv, Inc.
5.60%, 03/02/2033	750,000	756,741
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(d)	1,000,000	1,043,990
Synchrony Financial
3.70%, 08/04/2026	500,000	471,969
4.25%, 08/15/2024	250,000	247,726
Total Consumer Finance		9,540,537

Consumer Products (0.32%)
Church & Dwight Co., Inc.
5.60%, 11/15/2032	700,000	727,606
Estee Lauder Cos., Inc.
5.00%, 02/14/2034	1,230,000	1,208,280
Total Consumer Products		1,935,886

Diversified Banks (1.53%)
Bank of America Corp.
1D US SOFR + 1.65%, 01/23/2035(a)	712,000	710,127
1D US SOFR + 1.84%, 09/15/2034(a)	1,000,000	1,026,708
1D US SOFR + 1.91%, 04/25/2034(a)	2,000,000	1,971,497
5Y US TI + 1.20%, 09/21/2036(a)	2,000,000	1,575,180
Security Description	Principal Amount	Value
Diversified Banks (continued)
Citigroup, Inc.
1D US SOFR + 2.056%, 02/13/2035(a)	$483,000	$473,002
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	1,500,000	1,500,001
1D US SOFR + 1.62%, 01/23/2035(a)	812,000	807,128
1D US SOFR + 2.58%, 09/14/2033(a)	1,100,000	1,114,367
Total Diversified Banks		9,178,010

Electrical Equipment Manufacturing (0.11%)
Trimble, Inc.
4.75%, 12/01/2024	650,000	644,624

Entertainment Resources (0.01%)
Vail Resorts, Inc.
6.25%, 05/15/2025(d)	75,000	75,318

Exploration & Production (1.65%)
Coterra Energy, Inc.
5.60%, 03/15/2034	2,992,000	2,990,344
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	1,250,000	1,241,908
8.38%, 11/01/2033(d)	750,000	806,209
Occidental Petroleum Corp.
7.88%, 09/15/2031	4,250,000	4,787,672
Total Exploration & Production		9,826,133

Financial Services (2.51%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	1,000,000	1,036,114
1D US SOFR + 2.50%, 05/19/2034(a)	1,000,000	1,014,517
SOFRINDX + 1.05%, 03/03/2027(a)(e)	467,000	468,716
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	700,000	700,351
Morgan Stanley
1D US SOFR + 0.525%, 05/30/2025(a)	243,000	239,671
1D US SOFR + 1.36%, 09/16/2036(a)	1,700,000	1,333,349
1D US SOFR + 1.73%, 01/18/2035(a)	606,000	605,022
1D US SOFR + 2.05%, 11/01/2034(a)	550,000	595,866
5Y US TI + 2.43%, 01/19/2038(a)	1,000,000	997,301

Security Description	Principal Amount	Value
Financial Services (continued)
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	$5,570,000	$5,813,545
1Y US TI + 1.80%, 09/22/2029(a)(d)	1,000,000	1,028,972
1Y US TI + 2.00%, 09/22/2034(a)(d)	1,100,000	1,136,549
Total Financial Services		14,969,973

Food & Beverage (1.10%)
J M Smucker Co.
6.20%, 11/15/2033	1,200,000	1,268,845
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(d)	500,000	515,464
7.25%, 11/15/2053(d)	1,450,000	1,520,601
JDE Peet's NV
0.80%, 09/24/2024(d)	300,000	291,217
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,750,000	1,771,119
6.88%, 05/15/2034	700,000	738,107
Tyson Foods, Inc.
5.70%, 03/15/2034	477,000	477,150
Total Food & Beverage		6,582,503

Government Agencies (0.01%)
Tennessee Valley Authority
2.22%, 05/01/2029(a)	2,576	57,058

Health Care Facilities & Services (1.00%)
Cardinal Health, Inc.
5.45%, 02/15/2034	263,000	262,995
HCA, Inc.
2.38%, 07/15/2031	2,250,000	1,830,112
5.38%, 02/01/2025	800,000	797,322
5.50%, 06/01/2033	1,200,000	1,192,611
5.60%, 04/01/2034	1,137,000	1,131,739
6.00%, 04/01/2054	775,000	768,612
Total Health Care Facilities & Services		5,983,391

Industrial Other (0.87%)
Honeywell International, Inc.
5.00%, 03/01/2035	2,825,000	2,815,895
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	1,650,000	1,649,734
Quanta Services, Inc.
0.95%, 10/01/2024	750,000	729,164
Total Industrial Other		5,194,793

Leisure Products Manufacturing (0.18%)
Polaris, Inc.
6.95%, 03/15/2029	1,000,000	1,053,905
Security Description	Principal Amount	Value
Machinery Manufacturing (0.14%)
Nordson Corp.
5.80%, 09/15/2033	$800,000	$825,619

Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	810,000	836,517

Medical Equipment & Devices Manufacturing (0.98%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	1,900,000	1,903,245
Revvity, Inc.
0.85%, 09/15/2024	654,000	637,044
Solventum Corp.
5.45%, 03/13/2031(d)	326,000	323,004
5.60%, 03/23/2034(d)	539,000	536,535
5.90%, 04/30/2054(d)	505,000	497,555
6.00%, 05/15/2064(d)	2,014,000	1,954,960
Total Medical Equipment & Devices Manufacturing		5,852,343

Pharmaceuticals (2.44%)
AbbVie, Inc.
5.05%, 03/15/2034	1,323,000	1,329,550
5.35%, 03/15/2044	567,000	571,835
5.40%, 03/15/2054	567,000	574,945
Astrazeneca Finance LLC
5.00%, 02/26/2034	2,920,000	2,929,264
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	1,250,000	1,259,610
5.55%, 02/22/2054	2,435,000	2,466,184
6.25%, 11/15/2053	1,250,000	1,365,234
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	1,000,000	974,061
5.11%, 05/19/2043	2,000,000	1,921,314
5.30%, 05/19/2053	1,250,000	1,223,140
Total Pharmaceuticals		14,615,137

Pipeline (3.05%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	1,760,000	1,637,730
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,700,000	1,421,944
Energy Transfer LP
8.00%, 04/01/2029(d)	2,493,000	2,588,058
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	600,000	489,494
4.32%, 12/30/2039(d)	1,200,000	870,149
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	1,362,000	1,296,239

Security Description	Principal Amount	Value
Pipeline (continued)
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(d)	$2,440,000	$2,435,957
4.63%, 04/01/2029(d)	1,250,000	1,204,245
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	3,300,000	3,337,901
6.88%, 01/15/2029	1,500,000	1,546,395
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	1,400,000	1,400,024
Total Pipeline		18,228,136

Power Generation (0.72%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	1,200,000	1,191,455
5.50%, 09/01/2026(d)	1,500,000	1,478,563
6.95%, 10/15/2033(d)	1,550,000	1,616,357
Total Power Generation		4,286,375

Property & Casualty Insurance (0.14%)
Arthur J Gallagher & Co.
5.45%, 07/15/2034	126,000	125,554
Willis North America, Inc.
5.90%, 03/05/2054	705,000	700,945
Total Property & Casualty Insurance		826,499

Publishing & Broadcasting (0.52%)
Gray Television, Inc.
5.38%, 11/15/2031(d)	300,000	191,173
7.00%, 05/15/2027(d)	750,000	672,143
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	900,000	799,622
5.63%, 07/15/2027(d)	1,250,000	1,187,574
Scripps Escrow II, Inc.
3.88%, 01/15/2029(d)	400,000	316,797
Total Publishing & Broadcasting		3,167,309

Real Estate (0.67%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	575,000	566,918
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	1,750,000	1,721,860
5.63%, 05/01/2024(d)	1,750,000	1,750,108
Total Real Estate		4,038,886

Refining & Marketing (0.46%)
HF Sinclair Corp.
4.50%, 10/01/2030	1,750,000	1,639,903
5.00%, 02/01/2028(d)	500,000	481,543
5.88%, 04/01/2026	500,000	502,244
Phillips 66 Co.
5.25%, 06/15/2031	168,000	167,478
Total Refining & Marketing		2,791,168
Security Description	Principal Amount	Value
Restaurants (0.05%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	$300,000	$314,673

Retail - Consumer Discretionary (0.22%)
ERAC USA Finance LLC
5.00%, 02/15/2029(d)	623,000	619,295
5.20%, 10/30/2034(d)	705,000	699,287
Total Retail - Consumer Discretionary		1,318,582

Software & Services (0.90%)
Concentrix Corp.
6.60%, 08/02/2028	1,000,000	1,005,136
CoStar Group, Inc.
2.80%, 07/15/2030(d)	1,500,000	1,268,737
Leidos, Inc.
5.75%, 03/15/2033	500,000	508,199
VMware LLC
2.20%, 08/15/2031	750,000	604,665
4.70%, 05/15/2030	2,060,000	1,984,000
Total Software & Services		5,370,737

Supermarkets & Pharmacies (0.34%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	2,000,000	2,013,932

Transportation & Logistics (0.35%)
Cummins, Inc.
5.15%, 02/20/2034	1,020,000	1,018,522
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	1,326,564	1,091,425
Total Transportation & Logistics		2,109,947

Travel & Lodging (0.20%)
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	1,221,000	1,225,258

Utilities (1.13%)
American Water Capital Corp.
5.15%, 03/01/2034	1,137,000	1,127,659
Dominion Energy, Inc.
3.07%, 08/15/2024(f)	200,000	197,687
National Rural Utilities Cooperative Finance Corp.
3M CME TERM SOFR + 3.17161%, 04/30/2043(a)	1,200,000	1,199,841
5Y US TI + 3.533%, 09/15/2053(a)	1,000,000	1,036,382
ONE Gas, Inc.
1.10%, 03/11/2024	400,000	399,641

Security Description	Principal Amount	Value
Utilities (continued)
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	$809,000	$746,278
Southern California Edison Co.
1.10%, 04/01/2024	400,000	398,584
Xcel Energy, Inc.
5.50%, 03/15/2034	$1,684,000	$1,655,487
Total Utilities		6,761,559

Waste & Environment Services & Equipment (0.20%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	1,200,000	1,174,922

Wireless Telecommunications Services (0.37%)
AT&T, Inc.
5.54%, 02/20/2026	750,000	748,531
T-Mobile USA, Inc.
4.80%, 07/15/2028	950,000	937,830
6.00%, 06/15/2054	500,000	523,144
Total Wireless Telecommunications Services		2,209,505

TOTAL CORPORATE BONDS
(Cost $203,052,784)		202,528,841

GOVERNMENT BONDS (40.01%)

U.S. Treasury Bonds (40.01%)
United States Treasury Bonds
3.63%, 05/15/2053	3,885,000	3,393,912
4.00%, 02/15/2034	17,000,000	16,658,672
4.13%, 08/15/2053	16,643,000	15,912,268
4.25%, 02/15/2054	2,985,000	2,923,434
4.38%, 08/15/2043	15,089,000	14,768,359
4.75%, 11/15/2043	21,587,000	22,205,940
4.75%, 11/15/2053	16,947,000	18,006,188
United States Treasury Notes
4.00%, 01/15/2027	8,657,000	8,553,184
4.00%, 01/31/2029	17,000,000	16,796,797
4.75%, 07/31/2025	23,000,000	22,971,250
4.88%, 11/30/2025	21,243,000	21,292,788
5.00%, 08/31/2025	23,919,000	23,977,863
5.00%, 09/30/2025	28,655,000	28,742,308
5.00%, 10/31/2025	23,090,000	23,174,784
Total U.S. Treasury Bonds		239,377,747

TOTAL GOVERNMENT BONDS
(Cost $239,267,548)		239,377,747

PREFERRED STOCK (1.25%)

Energy (0.14%)
Pipeline (0.14%)
Energy Transfer LP, Series B(g)	100,000	93,017
Security Description	Principal Amount	Value
Energy (continued)
Energy Transfer LP, Series F(g)	$750,000	$739,789
Total Energy		831,806

Financials (1.11%)
Banks (0.25%)
Wells Fargo & Co., Series S(g)	1,500,000	1,496,695

Consumer Finance (0.30%)
American Express Co.(g)	950,000	858,409
Synchrony Financial(a)(g)	36,200	906,810
		1,765,219

Diversified Banks (0.52%)
Barclays PLC, 5Y US TI + 5.672%(a)(g)	3,100,000	3,100,722

Financial Services (0.01%)
State Street Corp., Series I, 5Y US TI + 2.613%(a)(g)	83,000	83,000

Life Insurance (0.03%)
Jackson Financial, Inc.(g)	6,800	182,580

Total Financials		6,628,216

TOTAL PREFERRED STOCK
(Cost $7,427,048)		7,460,022

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS (4.97%)

Money Market Fund (4.97%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.22%	29,704,499	29,704,499

TOTAL SHORT TERM INVESTMENTS
(Cost $29,704,499)			29,704,499

TOTAL INVESTMENTS (88.05%)
(Cost $526,958,930)			$526,757,580

Other Assets In Excess Of Liabilities (11.95%)			71,513,118

NET ASSETS (100.00%)			$598,270,698

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI – Treasury Index

Reference Rates:

1M US SOFR- 1 Month SOFR as of February 29, 2024 was 5.34%

30D US SOFR - 30 Day SOFR as of February 29, 2024 was 5.32%

3M US SOFR - 3 Month SOFR as of February 29, 2024 was 5.33%

1D US SOFR - 1 Day SOFR as of February 29, 2024 was 5.31%

1M US SOFR- 1 Month SOFR as of February 29, 2024 was 5.34%

1M CME SOFR – 1 Month SOFR as of February 29, 2024 was 5.32%

3M CME SOFR – 3 Month SOFR as of February 29, 2024 was 5.33%

1Y US TI -  1 Year US TI as of February 29, 2024 was 4.80%

5Y US TI -  5 Year US TI as of February 29, 2024 was 4.26%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 29, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024, the aggregate market value of those securities was $60,405,479, representing 10.10% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of February 29, 2024.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

Barron's 400 ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.60%)
Communication Services (1.54%)
Alphabet, Inc., Class A(a)	2,255	$312,227
Cogent Communications Holdings, Inc.(b)	4,640	375,422
Electronic Arts, Inc.	2,490	347,305
Fox Corp., Class A	9,726	289,738
Meta Platforms, Inc., Class A	986	483,268
Warner Music Group Corp., Class A	9,341	326,281
Total Communication Services		2,134,241

Consumer Discretionary (12.48%)
Airbnb, Inc., Class A(a)	2,085	328,325
Booking Holdings, Inc.	98	339,945
Boot Barn Holdings, Inc.(a)(b)	3,593	332,353
Build-A-Bear Workshop, Inc.	10,968	262,574
Cavco Industries, Inc.(a)	1,121	417,651
Chipotle Mexican Grill, Inc.(a)	158	424,826
Crocs, Inc.(a)	3,413	417,239
Darden Restaurants, Inc.	2,058	351,321
Deckers Outdoor Corp.(a)	576	515,860
Dillard's, Inc., Class A	969	401,873
DR Horton, Inc.	2,610	390,038
Dream Finders Homes, Inc.(a)	10,957	428,747
eBay, Inc.	7,008	331,338
Ethan Allen Interiors, Inc.	9,974	333,431
General Motors Co.	9,453	387,384
Gentex Corp.	9,567	349,483
Grand Canyon Education, Inc.(a)	2,724	367,195
Guess?, Inc.	13,553	343,975
Harley-Davidson, Inc.	9,473	343,586
Hilton Worldwide Holdings, Inc.	1,969	402,306
Home Depot, Inc.	940	357,773
Installed Building Products, Inc.	2,244	536,159
KB Home	6,075	403,562
Lennar Corp., Class B	2,874	423,541
M/I Homes, Inc.(a)	3,272	415,511
McDonald's Corp.	1,106	323,262
Meritage Homes Corp.	2,306	363,564
Modine Manufacturing Co.(a)	6,581	590,382
NVR, Inc.(a)	47	358,402
Oxford Industries, Inc.	3,236	328,098
Perdoceo Education Corp.	18,449	328,577
Polaris, Inc.	2,898	268,674
PulteGroup, Inc.	3,774	409,026
Ralph Lauren Corp.	2,652	493,060
Ross Stores, Inc.	2,599	387,147
Royal Caribbean Cruises, Ltd.(a)	3,153	388,923
Skyline Champion Corp.(a)	4,392	368,006
Target Hospitality Corp.(a)	20,040	193,987
Taylor Morrison Home Corp., Class A(a)	6,586	372,833

Security Description	Shares	Value
Consumer Discretionary (continued)
Tesla, Inc.(a)	1,129	$227,923
TJX Cos., Inc.	3,299	327,063
Toll Brothers, Inc.	3,763	431,390
TopBuild Corp.(a)	1,090	438,594
Tractor Supply Co.	1,398	355,539
Williams-Sonoma, Inc.(b)	2,142	504,505
XPEL, Inc.(a)(b)(c)	4,148	218,102
Total Consumer Discretionary		17,283,053

Consumer Staples (3.41%)
Archer-Daniels-Midland Co.	3,911	207,713
Cal-Maine Foods, Inc.	6,328	363,797
Clorox Co.	1,992	305,394
Coca-Cola Co.	5,206	312,464
Coca-Cola Consolidated, Inc.	459	385,927
Costco Wholesale Corp.	554	412,115
elf Beauty, Inc.(a)	2,240	467,107
Inter Parfums, Inc.	2,356	345,672
Kroger Co.	6,782	336,455
Lamb Weston Holdings, Inc.	3,064	313,172
Monster Beverage Corp.(a)	5,427	320,736
Oil-Dri Corp. of America	5,027	358,375
PepsiCo, Inc.	1,724	285,046
Procter & Gamble Co.	1,995	317,085
Total Consumer Staples		4,731,058

Energy (11.94%)
APA Corp.	7,188	214,131
Ardmore Shipping Corp.	24,582	398,966
Baker Hughes Co.	8,332	246,544
Cactus, Inc., Class A	5,601	257,086
Cheniere Energy, Inc.	1,949	302,485
Chesapeake Energy Corp.(b)	3,528	292,048
Chevron Corp.	1,884	286,387
Chord Energy Corp.	1,941	315,316
Civitas Resources, Inc.	3,753	257,756
CNX Resources Corp.(a)(b)	13,739	287,832
ConocoPhillips	2,510	282,475
CONSOL Energy, Inc.	3,248	278,743
Coterra Energy, Inc.	11,111	286,442
Devon Energy Corp.	6,034	265,858
Diamondback Energy, Inc.	2,020	368,690
Dorian LPG, Ltd.	10,979	396,891
EnLink Midstream LLC	25,219	310,950
EOG Resources, Inc.	2,321	265,662
EQT Corp.	7,301	271,232
Evolution Petroleum Corp.(b)	34,321	201,121
Exxon Mobil Corp.	2,701	282,309
Frontline PLC	18,449	415,656
Gulfport Energy Corp.(a)	2,632	373,718
Hallador Energy Co.(a)	27,768	211,037
Halliburton Co.	7,457	261,517
Helmerich & Payne, Inc.	7,015	269,306
Hess Corp.	1,938	282,464
HF Sinclair Corp.	5,042	279,831
International Seaways, Inc.	7,310	386,918
Liberty Energy, Inc., Class A(b)	17,390	371,798
Magnolia Oil & Gas Corp., Class A(b)	13,434	304,683
Marathon Oil Corp.	12,047	292,140

Security Description	Shares	Value
Energy (continued)
Marathon Petroleum Corp.	2,001	$338,629
Murphy Oil Corp.	6,860	272,136
New Fortress Energy, Inc.(b)	9,696	340,814
Northern Oil and Gas, Inc.	7,436	265,688
ONEOK, Inc.	6,169	463,415
Par Pacific Holdings, Inc.(a)	8,424	304,275
Patterson-UTI Energy, Inc.	20,469	236,826
PBF Energy, Inc., Class A	5,673	264,929
Phillips 66	2,483	353,852
Pioneer Natural Resources Co.	1,342	315,625
Range Resources Corp.	9,653	305,228
RPC, Inc.(b)	36,870	272,469
San Juan Basin Royalty Trust(b)	46,488	238,948
Schlumberger Ltd.	5,071	245,081
SilverBow Resources, Inc.(a)	7,521	213,521
SM Energy Co.	7,619	333,484
Solaris Oilfield Infrastructure, Inc., Class A	30,032	254,371
Southwestern Energy Co.(a)	47,280	329,542
Targa Resources Corp.	3,678	361,327
Texas Pacific Land Corp.	179	282,000
Valero Energy Corp.	2,148	303,856
Viper Energy, Inc.	10,794	390,095
Williams Cos., Inc.	9,145	328,671
Total Energy		16,532,774

Financials (21.17%)
1st Source Corp.	7,045	350,700
Amalgamated Financial Corp.	17,802	410,870
American Express Co.	1,953	428,527
Arch Capital Group, Ltd.(a)	3,880	339,849
Axos Financial, Inc.(a)	7,142	372,241
BancFirst Corp.	3,512	308,143
Bancorp, Inc.(a)	8,512	379,976
Bank of America Corp.	10,820	373,506
Bank of NT Butterfield & Son, Ltd.	10,810	323,111
Bank OZK	7,991	350,006
BOK Financial Corp.	3,757	319,383
Brown & Brown, Inc.	4,205	354,103
Byline Bancorp, Inc.	14,952	311,600
Cathay General Bancorp	8,405	328,215
Cincinnati Financial Corp.	2,917	332,538
Citizens Financial Group, Inc.	11,160	350,312
City Holding Co.	3,392	340,828
Comerica, Inc.	6,657	328,723
CVB Financial Corp.	17,902	304,692
Dime Community Bancshares, Inc.	15,170	284,286
East West Bancorp, Inc.	5,766	420,111
Enterprise Financial Services Corp.	8,004	319,520
Everest Group, Ltd.	805	296,948
FactSet Research Systems, Inc.	724	334,908
FB Financial Corp.	10,546	375,859
Fifth Third Bancorp	11,629	399,340
First BanCorp	22,701	385,463
First Bancshares, Inc.	11,066	274,769
First Citizens BancShares, Inc., Class A	226	355,681

Security Description	Shares	Value
Financials (continued)
First Commonwealth Financial Corp.	24,881	$324,199
First Merchants Corp.	10,695	355,074
FleetCor Technologies, Inc.(a)	1,138	317,809
FNB Corp.(b)	27,798	370,825
Fulton Financial Corp.	24,287	374,020
Hancock Whitney Corp.	7,976	347,754
Hanmi Financial Corp.	18,355	277,344
Heritage Commerce Corp.	36,050	298,855
Home BancShares, Inc.(b)	14,080	330,317
Huntington Bancshares, Inc.	28,681	374,000
Independent Bank Corp.	5,828	304,047
Interactive Brokers Group, Inc.	3,268	355,297
International Bancshares Corp.	6,978	362,088
Jack Henry & Associates, Inc.	2,038	354,143
JPMorgan Chase & Co.	2,139	397,982
Kinsale Capital Group, Inc.	758	391,264
LPL Financial Holdings, Inc.	1,285	344,239
M&T Bank Corp.	2,442	341,245
Markel Group, Inc.(a)	214	319,391
Mastercard, Inc., Class A	741	351,797
MSCI, Inc.	578	324,241
National Bank Holdings Corp., Class A	10,126	342,664
New York Community Bancorp, Inc.	25,775	123,462
OceanFirst Financial Corp.	18,440	280,288
OFG Bancorp	10,385	376,145
Old National Bancorp(b)	20,542	337,505
Old Second Bancorp, Inc.	21,647	290,719
Pathward Financial, Inc.	6,217	316,072
Peoples Bancorp, Inc.(b)	12,148	340,994
Pinnacle Financial Partners, Inc.	4,525	374,308
PNC Financial Services Group, Inc.	2,612	384,486
Popular, Inc.	4,771	399,237
Preferred Bank	4,943	355,155
Premier Financial Corp.	16,620	322,096
QCR Holdings, Inc.	6,153	350,721
Regions Financial Corp.	17,158	319,654
S&T Bancorp, Inc.	11,258	351,137
Shift4 Payments, Inc.(a)(b)	5,457	448,675
South State Corp.	4,422	371,625
Southside Bancshares, Inc.	10,628	304,598
Stock Yards Bancorp, Inc.	7,209	330,244
Synchrony Financial	9,720	401,436
Synovus Financial Corp.	10,213	387,481
Texas Capital Bancshares, Inc.(a)	4,967	291,315
Valley National Bancorp	34,022	278,640
Veritex Holdings, Inc.	17,290	339,403
Visa, Inc., Class A, Class A	1,236	349,343
WaFd, Inc.	11,765	320,479
Webster Financial Corp.	7,394	352,250
Wells Fargo & Co.	7,453	414,312
Westamerica BanCorp	7,013	320,564
Western Alliance Bancorp	6,423	370,800
Wintrust Financial Corp.	4,035	388,772
WisdomTree, Inc.(b)	43,479	350,441

Security Description	Shares	Value
Financials (continued)
WR Berkley Corp.	4,960	$414,656
WSFS Financial Corp.	8,197	347,471
Total Financials		29,317,287

Health Care (7.76%)
AbbVie, Inc.	2,056	361,959
Agilent Technologies, Inc.	2,693	369,910
Amgen, Inc.	1,178	322,572
Amphastar Pharmaceuticals, Inc.(a)	5,998	279,327
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,779	379,034
Assertio Holdings, Inc.(a)(b)	101,063	89,330
Danaher Corp.	1,234	312,375
Dexcom, Inc.(a)	2,857	328,755
Dynavax Technologies Corp.(a)(b)	22,743	288,154
Edwards Lifesciences Corp.(a)	4,067	345,166
Eli Lilly & Co.	522	393,421
Gilead Sciences, Inc.	4,005	288,761
Haemonetics Corp.(a)	3,400	248,132
Halozyme Therapeutics, Inc.(a)(b)	8,223	327,358
Harmony Biosciences Holdings, Inc.(a)	8,107	260,235
Humana, Inc.	666	233,313
IDEXX Laboratories, Inc.(a)	644	370,448
Intuitive Surgical, Inc.(a)	1,024	394,854
Johnson & Johnson	1,883	303,879
Kiniksa Pharmaceuticals, Ltd., Class A(a)	17,471	369,337
Medpace Holdings, Inc.(a)	1,108	440,452
Neurocrine Biosciences, Inc.(a)	2,816	367,206
Pfizer, Inc.	9,083	241,244
Regeneron Pharmaceuticals, Inc.(a)	378	365,182
Stryker Corp.	1,034	360,938
United Therapeutics Corp.(a)	1,397	315,219
UnitedHealth Group, Inc.	646	318,866
Veeva Systems, Inc., Class A(a)	1,371	309,174
Vertex Pharmaceuticals, Inc.(a)	892	375,300
Viatris, Inc.	30,796	380,947
Voyager Therapeutics, Inc.(a)	34,213	284,652
Waters Corp.(a)	1,170	394,781
Zoetis, Inc.	1,658	328,831
Total Health Care		10,749,112

Industrials (20.00%)
AAON, Inc.	4,760	399,745
Acuity Brands, Inc.	1,931	485,144
AGCO Corp.	2,469	270,849
Allison Transmission Holdings, Inc.	5,133	386,669
AMETEK, Inc.	2,005	361,261
Apogee Enterprises, Inc.	6,325	361,853
Applied Industrial Technologies, Inc.	1,886	358,133
Array Technologies, Inc.(a)(b)	13,524	184,467
Atkore, Inc.	2,037	345,068

Security Description	Shares	Value
Industrials (continued)
Automatic Data Processing, Inc.	1,243	$312,155
Boise Cascade Co.	3,003	408,138
Brady Corp., Class A	5,475	319,083
Broadridge Financial Solutions, Inc.	1,633	332,446
Builders FirstSource, Inc.(a)	2,169	423,345
Carlisle Cos., Inc.	1,109	388,150
Carrier Global Corp.	5,156	286,570
Caterpillar, Inc.	1,090	364,016
Cintas Corp.	617	387,852
Comfort Systems USA, Inc.	1,637	500,480
Copart, Inc.(a)	6,845	363,812
Core & Main, Inc.(a)	10,201	486,894
CSW Industrials, Inc.	1,729	398,344
CSX Corp.	10,215	387,557
Cummins, Inc.	1,343	360,743
Deere & Co.	770	281,088
Delta Air Lines, Inc.	7,547	319,012
EMCOR Group, Inc.	1,392	436,420
Encore Wire Corp.	1,842	443,922
ExlService Holdings, Inc.(a)	10,517	327,289
Fastenal Co.	5,648	412,360
GMS, Inc.(a)	4,719	421,454
Graco, Inc.	4,011	366,044
H&E Equipment Services, Inc.	7,104	401,305
Honeywell International, Inc.	1,655	328,898
Hubbell, Inc.	945	359,733
Hudson Technologies, Inc.(a)	25,143	368,345
IDEX Corp.	1,435	338,517
IES Holdings, Inc.(a)	4,351	478,262
Illinois Tool Works, Inc.	1,295	339,484
Ingersoll Rand, Inc.	4,436	405,140
ITT, Inc.	3,052	384,979
Jacobs Solutions, Inc.	2,346	344,041
Janus International Group, Inc.(a)	29,243	419,637
JB Hunt Transport Services, Inc.	1,671	344,744
Lennox International, Inc.	778	366,601
Lincoln Electric Holdings, Inc.	1,700	436,220
MSC Industrial Direct Co., Inc., Class A	3,146	317,557
Mueller Industries, Inc.	8,450	434,161
Nordson Corp.	1,319	350,392
Old Dominion Freight Line, Inc.	722	319,471
Owens Corning	2,115	316,785
PACCAR, Inc.	3,613	400,646
Parker-Hannifin Corp.	758	405,871
Paychex, Inc.	2,575	315,747
Paycom Software, Inc.	1,076	196,252
Powell Industries, Inc.	3,708	686,870
Preformed Line Products Co.	1,811	248,976
Rockwell Automation, Inc.	1,052	299,904
Rollins, Inc.	8,536	376,182
Saia, Inc.(a)	721	414,863
Shoals Technologies Group, Inc., Class A(a)	14,538	186,523
Simpson Manufacturing Co., Inc.	1,891	394,614

Security Description	Shares	Value
Industrials (continued)
Snap-on, Inc.	1,160	$319,766
Standex International Corp.	2,110	365,030
Sterling Infrastructure, Inc.(a)	3,984	424,854
Tennant Co.	3,921	443,818
Terex Corp.	5,229	299,883
The Timken Co.	4,269	358,553
Toro Co.	3,771	348,101
United Airlines Holdings, Inc.(a)	6,461	293,911
United Rentals, Inc.	664	460,331
Wabash National Corp.	14,493	395,369
Watsco, Inc.	880	346,826
Watts Water Technologies, Inc., Class A	1,726	352,018
WW Grainger, Inc.	439	427,349
Total Industrials		27,696,892

Information Technology (13.27%)
ACM Research, Inc., Class A(a)(b)	16,555	511,881
Adobe, Inc.(a)	555	310,955
Akamai Technologies, Inc.(a)	2,940	326,105
Allegro MicroSystems, Inc.(a)	9,024	284,166
Amdocs, Ltd.	3,527	321,662
Amphenol Corp., Class A	3,564	389,331
Analog Devices, Inc.	1,738	333,383
Apple, Inc.	1,756	317,397
Applied Materials, Inc.	2,056	414,531
Arista Networks, Inc.(a)	1,579	438,236
Autodesk, Inc.(a)	1,387	358,082
Axcelis Technologies, Inc.(a)	1,788	201,454
Badger Meter, Inc.	1,893	300,400
Bel Fuse, Inc., Class B	6,624	344,249
Belden, Inc.	3,181	270,958
Broadcom, Inc.	361	469,477
Cadence Design Systems, Inc.(a)	1,268	385,954
Cisco Systems, Inc.	5,417	262,020
Cognizant Technology Solutions Corp., Class A	4,326	341,841
EPAM Systems, Inc.(a)	1,158	352,495
ePlus, Inc.(a)	4,732	389,869
Extreme Networks, Inc.(a)	12,043	152,224
Fabrinet(a)	2,029	437,392
Fortinet, Inc.(a)	4,739	327,512
Gartner, Inc.(a)	874	406,899
Gen Digital, Inc.	15,964	343,066
Intuit, Inc.	555	367,904
Jabil, Inc.	2,867	413,106
KLA Corp.	631	430,531
Lam Research Corp.	474	444,730
Lattice Semiconductor Corp.(a)	3,428	262,619
Manhattan Associates, Inc.(a)	1,496	378,982
Microchip Technology, Inc.	3,828	322,088
Microsoft Corp.	901	372,690
Monolithic Power Systems, Inc.	639	460,106
Motorola Solutions, Inc.	1,088	359,464
NetApp, Inc.	3,931	350,331
NVE Corp.	3,578	299,085
NVIDIA Corp.	686	542,708
ON Semiconductor Corp.(a)	3,154	248,914
Oracle Corp.	2,428	271,159

Security Description	Shares	Value
Information Technology (continued)
Photronics, Inc.(a)	15,320	$441,063
QUALCOMM, Inc.	2,793	440,707
Qualys, Inc.(a)	1,962	337,189
ServiceNow, Inc.(a)	512	394,926
Skyworks Solutions, Inc.	3,139	329,344
Super Micro Computer, Inc.(a)	1,114	964,858
Synopsys, Inc.(a)	670	384,399
Texas Instruments, Inc.	1,863	311,736
Vishay Intertechnology, Inc.(b)	12,220	265,785
Total Information Technology		18,385,963

Materials (4.72%)
Albemarle Corp.(b)	1,660	228,831
Alpha Metallurgical Resources, Inc.	1,422	536,449
Arcadium Lithium PLC, Class A(a)(b)	36,234	198,925
Cabot Corp.	4,442	377,348
CF Industries Holdings, Inc.	3,767	304,072
Commercial Metals Co.	5,903	318,762
DuPont de Nemours, Inc.	4,085	282,641
Eagle Materials, Inc.	1,692	429,007
Hawkins, Inc.	5,450	382,863
Martin Marietta Materials, Inc.	707	408,441
NewMarket Corp.	671	430,561
Nucor Corp.	1,890	363,447
Packaging Corp. of America	2,111	382,492
Reliance, Inc.	1,164	373,900
Sherwin-Williams Co.	1,126	373,866
Steel Dynamics, Inc.	3,070	410,827
United States Lime & Minerals, Inc.	1,404	357,992
Vulcan Materials Co.	1,424	378,570
Total Materials		6,538,994

Real Estate (0.46%)
CoStar Group, Inc.(a)	3,737	325,231
RMR Group, Inc., Class A	12,574	307,686
Total Real Estate		632,917

Utilities (0.85%)
Otter Tail Corp.	4,050	366,363
Public Service Enterprise Group, Inc.	5,070	316,368
Vistra Corp.	9,035	492,769
Total Utilities		1,175,500

TOTAL COMMON STOCKS
(Cost $104,949,044)		135,177,791

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.10%)
Energy (2.10%)
Alliance Resource Partners LP	15,534	295,146
Black Stone Minerals LP	17,591	267,911
Cheniere Energy Partners LP	5,763	280,197
Dorchester Minerals LP	10,718	331,293
Energy Transfer LP	22,662	331,772

Security Description	Shares	Value
Energy (continued)
Enterprise Products Partners LP	11,536	$316,663
Hess Midstream LP, Class A	10,445	356,070
MPLX LP	8,881	341,386
Western Midstream Partners LP	11,806	394,911
Total Energy		2,915,349

TOTAL LIMITED PARTNERSHIPS
(Cost $2,677,007)		2,915,349

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.71%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $335,443)	5.28%	335,443	$335,443

Investments Purchased with Collateral from Securities Loaned (0.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $641,940)		641,940	641,940
TOTAL SHORT TERM INVESTMENTS
(Cost $977,383)			977,383

TOTAL INVESTMENTS (100.41%)
(Cost $108,603,434)			$139,070,523
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.41%)			(561,898)
NET ASSETS - 100.00%			$138,508,625

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,986,841.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was 218,102, representing 0.16% of net assets.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.62%)
Communication Services (7.63%)
Alphabet, Inc., Class A(a)	25,948	$3,592,760
Netflix, Inc.(a)	2,688	1,620,649
Walt Disney Co.	7,700	859,166
Total Communication Services		6,072,575

Consumer Discretionary (15.69%)
Amazon.com, Inc.(a)	26,927	4,759,617
Booking Holdings, Inc.	631	2,188,832
Etsy, Inc.(a)	9,983	715,681
Home Depot, Inc.	4,488	1,708,178
McDonald's Corp.	2,541	742,683
PulteGroup, Inc.	7,905	856,744
RH(a)	5,511	1,512,218
Total Consumer Discretionary		12,483,953

Consumer Staples (2.26%)
Constellation Brands, Inc., Class A	3,556	883,737
Estee Lauder Cos., Inc., Class A	6,137	911,836
Total Consumer Staples		1,795,573

Energy (1.59%)
Phillips 66	8,882	1,265,774

Financials (11.57%)
BlackRock, Inc.	2,918	2,367,491
Fidelity National Information Services, Inc.	12,710	879,405
Morgan Stanley	17,460	1,502,258
MSCI, Inc.	2,651	1,487,131
PayPal Holdings, Inc.(a)	36,409	2,196,919
Visa, Inc., Class A	2,755	778,673
Total Financials		9,211,877

Health Care (5.02%)
AbbVie, Inc.	5,662	996,795
Biogen, Inc.(a)	2,999	650,753
UnitedHealth Group, Inc.	3,209	1,583,962
Vertex Pharmaceuticals, Inc.(a)	1,813	762,802
Total Health Care		3,994,312

Industrials (9.17%)
Fortive Corp.	10,221	870,114
Lockheed Martin Corp.	1,642	703,170
Paycom Software, Inc.	3,852	702,566
TransDigm Group, Inc.	719	846,795
Uber Technologies, Inc.(a)	40,189	3,195,026
United Rentals, Inc.	1,419	983,750
Total Industrials		7,301,421
Security Description	Shares	Value
Information Technology (38.50%)
Akamai Technologies, Inc.(a)	6,172	$684,598
Apple, Inc.	25,861	4,674,376
Applied Materials, Inc.	9,269	1,868,816
Broadcom, Inc.	740	962,363
Cognizant Technology Solutions Corp., Class A	10,171	803,712
DocuSign, Inc.(a)	31,577	1,682,107
Dropbox, Inc.(a)	50,506	1,209,619
Lam Research Corp.	3,065	2,875,735
Mastercard, Inc., Class A	3,460	1,642,670
Micron Technology, Inc.	21,677	1,964,153
Microsoft Corp.	10,756	4,449,111
Monolithic Power Systems, Inc.	2,633	1,895,865
NVIDIA Corp.	1,488	1,177,187
Palo Alto Networks, Inc.(a)	2,625	815,194
Salesforce, Inc.	6,207	1,916,845
ServiceNow, Inc.(a)	1,055	813,764
Twilio, Inc., Class A(a)	20,284	1,208,724
Total Information Technology		30,644,839

Real Estate (1.19%)
Zillow Group, Inc.(a)	16,799	943,264

TOTAL COMMON STOCKS
(Cost $60,950,875)		73,713,588

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (7.34%)
Money Market Fund (7.34%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	5,838,718	5,838,718

TOTAL SHORT TERM INVESTMENTS
(Cost $5,838,718)			5,838,718

TOTAL INVESTMENTS (99.96%)
(Cost $66,789,593)			$79,552,306
OTHER ASSETS IN EXCESS OF LIABILITIES (0.04%)			33,232
NET ASSETS - 100.00%			$79,585,538

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (75.58%)
Communications (1.86%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$248,000	$244,597
Comcast Corp.
4.15%, 10/15/2028	249,000	241,646
Total Communications		486,243

Consumer Discretionary (15.32%)
Ford Motor Co.
9.63%, 04/22/2030	351,000	410,096
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	564,000	590,216
General Motors Financial Co., Inc.
6.40%, 01/09/2033	860,000	894,152
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	248,000	238,253
Hyatt Hotels Corp.
5.75%, 04/23/2030	860,000	876,504
Marriott International, Inc.
4.00%, 04/15/2028(a)	577,000	552,998
Toyota Motor Credit Corp.
3.95%, 06/30/2025	441,000	434,260
Total Consumer Discretionary		3,996,479

Consumer Staples (2.85%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	285,000	276,472
Dollar Tree, Inc.
4.00%, 05/15/2025	475,000	466,558
Total Consumer Staples		743,030

Energy (6.50%)
Hess Midstream Operations LP
4.25%, 02/15/2030(b)	248,000	226,051
Kinetik Holdings LP
6.63%, 12/15/2028(b)	1,000,000	1,013,029
Marathon Oil Corp.
4.40%, 07/15/2027	471,000	457,250
Total Energy		1,696,330

Financials (28.01%)
Bank of America Corp.
4.25%, 10/22/2026	354,000	346,336
5Y US TI + 3.23%(c)(d)	621,000	622,041
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	1,000,000	1,021,256
Security Description	Principal Amount	Value
Financials (continued)
Citigroup, Inc.
4.45%, 09/29/2027	$457,000	$442,743
6.63%, 06/15/2032	147,000	156,431
FNB Corp.
5.15%, 08/25/2025	518,000	508,701
FS KKR Capital Corp.
4.25%, 02/14/2025(b)	479,000	470,266
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	564,000	564,377
Host Hotels & Resorts LP
4.00%, 06/15/2025	314,000	307,517
HSBC Holdings PLC
4.38%, 11/23/2026	457,000	444,674
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	482,000	462,762
JPMorgan Chase & Co.
4.25%, 10/01/2027	294,000	287,814
Morgan Stanley
5.00%, 11/24/2025	524,000	521,020
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	621,000	612,645
Royal Bank of Canada
6.00%, 11/01/2027	524,000	539,503
Total Financials		7,308,086

Health Care (1.32%)
CVS Health Corp.
4.30%, 03/25/2028	100,000	97,050
HCA, Inc.
5.38%, 09/01/2026	248,000	247,291
Total Health Care		344,341

Industrials (5.09%)
Boeing Co.
4.88%, 05/01/2025	455,000	450,953
Ingersoll Rand, Inc.
5.70%, 08/14/2033	860,000	875,646
Total Industrials		1,326,599

Materials (0.95%)
DuPont de Nemours, Inc.
4.73%, 11/15/2028	248,000	246,691
Total Materials		246,691

Technology (5.36%)
Concentrix Corp.
6.85%, 08/02/2033	860,000	841,520
Micron Technology, Inc.
5.38%, 04/15/2028	555,000	557,977
Total Technology		1,399,497

Utilities (8.32%)
Dominion Energy, Inc.
4.25%, 06/01/2028	577,000	556,874
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	564,000	577,785

Security Description	Principal Amount	Value
Utilities (continued)
Southern California Gas Co.
5.20%, 06/01/2033	$506,000	$502,200
Vistra Operations Co. LLC
7.75%, 10/15/2031(b)	516,000	534,577
Total Utilities		2,171,436

TOTAL CORPORATE BONDS
(Cost $20,146,533)		19,718,732

GOVERNMENT BONDS (20.41%)
United States Treasury Bond
6.13%, 08/15/2029	860,000	933,873
4.75%, 11/15/2043	2,700,000	2,777,414
4.00%, 11/15/2052	1,123,000	1,049,961
3.63%, 05/15/2053	645,000	563,468
TOTAL GOVERNMENT BONDS
(Cost $5,529,809)		5,324,716

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.74%)
Money Market Fund (2.74%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	713,656	713,656

TOTAL SHORT TERM INVESTMENTS
(Cost $713,656)			713,656

TOTAL INVESTMENTS (98.73%)
(Cost $26,389,998)			$25,757,104
OTHER ASSETS IN EXCESS OF LIABILITIES (1.27%)			331,200
NET ASSETS - 100.00%			$26,088,304

Investment Abbreviations:
TI - Treasury Index

Reference Rates:
5Y US TI - 5 Year US TI as of February 29, 2024 was 4.26%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2024, the market value of those securities was $552,998, representing 2.12% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,727,941, representing 14.29% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 29, 2024. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Communication Services (6.95%)
Alphabet, Inc., Class A(a)	4,128	$571,563
Alphabet, Inc., Class C(a)	11,866	1,658,630
AT&T, Inc.	41,851	708,537
John Wiley & Sons, Inc., Class A	25,442	848,491
Meta Platforms, Inc., Class A	2,062	1,010,648
TEGNA, Inc.	31,787	445,336
Total Communication Services		5,243,205

Consumer Discretionary (11.43%)
Amazon.com, Inc.(a)	18,353	3,244,076
Booking Holdings, Inc.	448	1,554,036
Ethan Allen Interiors, Inc.	18,551	620,160
H&R Block, Inc.	26,246	1,284,741
Nordstrom, Inc.(b)	32,710	685,929
Perdoceo Education Corp.	38,352	683,049
Upbound Group, Inc.	16,455	555,521
Total Consumer Discretionary		8,627,512

Consumer Staples (3.48%)
Altria Group, Inc.	13,271	542,917
Coca-Cola Co.	9,010	540,780
Philip Morris International, Inc.	3,112	279,956
Vector Group, Ltd.	112,758	1,258,379
Total Consumer Staples		2,622,032

Energy (11.18%)
Antero Midstream Corp.	97,365	1,304,691
Berry Corp.	85,755	604,573
Coterra Energy, Inc.	19,527	503,406
Devon Energy Corp.	9,688	426,853
EnLink Midstream LLC	74,297	916,082
EOG Resources, Inc.	5,105	584,318
Equitrans Midstream Corp.	138,032	1,475,562
Exxon Mobil Corp.	16,833	1,759,385
Kinder Morgan, Inc.	49,771	865,518
Total Energy		8,440,388

Financials (14.76%)
Apollo Commercial Real Estate Finance, Inc.	33,456	375,042
Bank of America Corp.	21,003	725,024
Fidelity National Information Services, Inc.	16,755	1,159,279
First Horizon National Corp.	47,485	669,539
FNB Corp.(b)	33,550	447,557
Fulton Financial Corp.	32,115	494,571
Horizon Bancorp, Inc.	51,379	618,603
New York Community Bancorp, Inc.	41,982	201,094
Old Republic International Corp.	39,769	1,151,710
Security Description	Shares	Value
Financials (continued)
OneMain Holdings, Inc.	13,215	$624,144
Ready Capital Corp.	44,342	391,540
Starwood Property Trust, Inc.(b)	18,208	371,261
US Bancorp	29,792	1,250,072
Valley National Bancorp	63,686	521,588
Veritex Holdings, Inc.	22,964	450,783
Visa, Inc., Class A	3,746	1,058,769
Western Union Co.	47,107	631,705
Total Financials		11,142,281

Health Care (10.30%)
AbbVie, Inc.	4,055	713,883
Amgen, Inc.	2,140	585,996
Bristol-Myers Squibb Co.	18,361	931,821
Cigna Group	3,720	1,250,441
CVS Health Corp.	19,591	1,456,982
Merck & Co., Inc.	13,512	1,718,051
Pfizer, Inc.	19,157	508,810
Viatris, Inc.	49,355	610,521
Total Health Care		7,776,505

Industrials (4.86%)
3M Co.	5,161	475,431
ACCO Brands Corp.	77,779	434,007
Eagle Bulk Shipping, Inc.	10,348	634,022
Lockheed Martin Corp.	1,206	516,457
MSC Industrial Direct Co. Inc, Class A, Class A	6,082	613,917
Paychex, Inc.	4,340	532,171
Resources Connection, Inc.	33,266	460,069
Total Industrials		3,666,074

Information Technology (25.31%)
Apple, Inc.	31,315	5,660,186
Cisco Systems, Inc.	27,179	1,314,648
Hewlett Packard Enterprise Co.	74,001	1,127,035
International Business Machines Corp.	7,430	1,374,773
Microsoft Corp.	16,254	6,723,305
NVIDIA Corp.	3,662	2,897,082
Total Information Technology		19,097,029

Materials (1.57%)
Greif, Inc.	7,761	496,859
Mercer International, Inc.	75,044	688,904
Total Materials		1,185,763

Real Estate (5.71%)
Camden Property Trust	4,604	434,986
Invitation Homes, Inc.	16,206	552,139
Medical Properties Trust, Inc.(b)	118,694	499,702
Piedmont Office Realty Trust, Inc., Class A	38,853	243,608
SITE Centers Corp.	49,562	673,052
Tanger, Inc.	32,161	926,558

Security Description	Shares	Value
Real Estate (continued)
Universal Health Realty Income Trust	25,192	$976,946
Total Real Estate		4,306,991

Utilities (4.30%)
Clearway Energy, Inc., Class C	46,934	1,023,161
Evergy, Inc.	8,188	405,633
Public Service Enterprise Group, Inc.	14,959	933,442
Spire, Inc.	14,878	882,563
Total Utilities		3,244,799

TOTAL COMMON STOCKS
(Cost $67,917,509)		75,352,579

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.08%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $41,046)	5.28%	41,046	$41,046

Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $23,850)		23,850	23,850
TOTAL SHORT TERM INVESTMENTS
(Cost $64,896)			64,896

TOTAL INVESTMENTS (99.93%)
(Cost $67,982,405)			$75,417,475
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			51,787
NET ASSETS - 100.00%			$75,469,262

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,589,072.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of February 29, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.35%)
Communications (5.66%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	$420,000	$413,017
Charter Communications Operating LLC / Charter Communications Operating Capital
6.15%, 11/10/2026	1,141,000	1,150,953
Netflix, Inc.
4.38%, 11/15/2026	787,000	774,231
Sirius XM Radio, Inc.
5.00%, 08/01/2027(a)	910,000	867,899
T-Mobile USA, Inc.
4.75%, 02/01/2028	1,380,000	1,357,640
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	449,000	448,642
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	787,000	697,846
Total Communications		5,710,228

Consumer Discretionary (11.87%)
Air Canada
3.88%, 08/15/2026(a)	838,000	794,590
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	962,000	979,400
General Motors Financial Co., Inc.
5.40%, 04/06/2026	900,000	900,521
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,010,000	984,568
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(a)	1,141,000	1,138,831
Hyatt Hotels Corp.
5.75%, 01/30/2027	925,000	936,861
International Game Technology PLC
6.50%, 02/15/2025(a)	226,000	226,484
Lennar Corp.
4.75%, 11/29/2027	930,000	915,226
Marriott International, Inc.
4.90%, 04/15/2029	900,000	889,603
Newell Brands, Inc.
6.38%, 09/15/2027	1,141,000	1,108,898
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	930,000	894,640
PulteGroup, Inc.
5.50%, 03/01/2026	1,232,000	1,234,779
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030(a)	915,000	966,589
Total Consumer Discretionary		11,970,990
Security Description	Principal Amount	Value
Consumer Staples (1.71%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$838,000	$831,052
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.13%, 02/01/2028	910,000	892,270
Total Consumer Staples		1,723,322

Energy (5.26%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(a)	962,000	979,820
DCP Midstream Operating LP
5.38%, 07/15/2025	791,000	790,116
Kinetik Holdings LP
6.63%, 12/15/2028(a)	974,000	986,690
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	768,000	756,266
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	838,000	803,747
Sunoco LP / Sunoco Finance Corp.
7.00%, 09/15/2028(a)	962,000	986,261
Total Energy		5,302,900

Financials (23.00%)
Aircastle, Ltd.
6.50%, 07/18/2028(a)	981,000	991,072
American Express Co.
5.85%, 11/05/2027	1,024,000	1,051,213
Ares Capital Corp.
7.00%, 01/15/2027	910,000	927,763
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028(a)	994,000	1,008,517
Banco Santander SA
5.15%, 08/18/2025	910,000	903,315
Bank of America Corp.
4.25%, 10/22/2026	1,266,000	1,238,589
Blackstone Secured Lending Fund
3.63%, 01/15/2026	922,000	878,887
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(a)	910,000	929,343
Capital One Financial Corp.
4.20%, 10/29/2025	838,000	819,302
Citigroup, Inc.
4.45%, 09/29/2027	1,266,000	1,226,503
EPR Properties
4.75%, 12/15/2026	791,000	760,033
FS KKR Capital Corp.
3.40%, 01/15/2026	930,000	879,785
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,266,000	1,243,828
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	859,000	804,462
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	989,000	983,694

Security Description	Principal Amount	Value
Financials (continued)
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	$884,000	$848,717
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,266,000	1,239,362
KeyBank NA/Cleveland OH
5.85%, 11/15/2027	977,000	963,964
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	513,000	508,663
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(a)	981,000	1,005,067
Royal Bank of Canada
6.00%, 11/01/2027	1,024,000	1,054,297
SBA Communications Corp.
3.88%, 02/15/2027	1,174,000	1,108,866
Starwood Property Trust, Inc.
4.75%, 03/15/2025	787,000	777,292
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,099,000	1,052,530
Total Financials		23,205,064

Health Care (2.13%)
DaVita, Inc.
4.63%, 06/01/2030(a)	884,000	778,528
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	977,000	980,537
HCA, Inc.
5.38%, 02/01/2025	396,000	394,674
Total Health Care		2,153,739

Industrials (6.58%)
Boeing Co.
4.88%, 05/01/2025	930,000	921,729
L3Harris Technologies, Inc.
5.40%, 07/31/2033	1,222,000	1,222,835
MasTec, Inc.
4.50%, 08/15/2028(a)	854,000	800,972
Sensata Technologies BV
5.00%, 10/01/2025(a)	787,000	780,335
Stericycle, Inc.
5.38%, 07/15/2024(a)	792,000	792,099
TransDigm, Inc.
6.25%, 03/15/2026(a)	10,000	9,995
United Rentals North America, Inc.
6.00%, 12/15/2029(a)	962,000	963,711
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,137,000	1,145,134
Total Industrials		6,636,810

Materials (8.09%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,033,000	947,235
ArcelorMittal SA
6.55%, 11/29/2027	977,000	1,017,062
Security Description	Principal Amount	Value
Materials (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	$1,006,000	$995,636
Berry Global, Inc.
4.88%, 07/15/2026(a)	888,000	868,123
Celanese US Holdings LLC
6.55%, 11/15/2030	981,000	1,019,945
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	441,000	434,084
Methanex Corp.
5.13%, 10/15/2027	815,000	783,998
Novelis Corp.
3.25%, 11/15/2026(a)	791,000	734,532
Sasol Financing USA LLC
4.38%, 09/18/2026	513,000	479,598
Standard Industries, Inc.
5.00%, 02/15/2027(a)	910,000	877,204
Total Materials		8,157,417

Technology (3.52%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	787,000	683,769
Concentrix Corp.
6.60%, 08/02/2028	1,380,000	1,387,088
Gen Digital, Inc.
5.00%, 04/15/2025(a)	651,000	645,115
Microchip Technology, Inc.
4.25%, 09/01/2025	854,000	838,189
Total Technology		3,554,161

Utilities (5.53%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,024,000	1,045,060
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	859,000	833,238
Calpine Corp.
5.25%, 06/01/2026(a)	420,000	414,181
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,138,000	1,124,623
NRG Energy, Inc.
6.63%, 01/15/2027	270,000	270,316
5.75%, 01/15/2028(b)	910,000	897,684
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	962,000	996,634
Total Utilities		5,581,736

TOTAL CORPORATE BONDS
(Cost $76,057,713)		73,996,367

GOVERNMENT BONDS (21.30%)
U.S. Treasury Note
2.88%, 06/15/2025	79,000	77,011
3.25%, 06/30/2029	89,000	84,620
4.00%, 07/31/2030	1,957,000	1,925,581

Security Description	Principal Amount	Value
United States Treasury Bond
6.13%, 08/15/2029	$2,295,000	$2,492,137
3.25%, 05/15/2042	5,756,000	4,839,762
4.75%, 11/15/2043	4,402,000	4,528,213
4.00%, 11/15/2052	8,070,000	7,545,135
TOTAL GOVERNMENT BONDS
(Cost $23,392,728)		21,492,459

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.13%)
Money Market Fund (3.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	3,156,407	3,156,407

TOTAL SHORT TERM INVESTMENTS
(Cost $3,156,407)			3,156,407

TOTAL INVESTMENTS (97.78%)
(Cost $102,606,848)			$98,645,233
OTHER ASSETS IN EXCESS OF LIABILITIES (2.22%)			2,242,329
NET ASSETS - 100.00%			$100,887,562

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $30,026,445, representing 29.76% of net assets.
(b)	Represents a security purchased on a when-issued basis.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 29, 2024 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Intermediate Municipal Bond ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, Level Four Large Cap Growth Active ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 29, 2024:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$33,119,906	$–	$–	$33,119,906
Exchange Traded Fund	1,472,994	–	–	1,472,994
U.S. Energy Infrastructure Companies*	40,020,119	–	–	40,020,119
U.S. Energy Infrastructure MLPs*	35,344,596	–	–	35,344,596
U.S. General Partners*	21,838,434	–	–	21,838,434
Short Term Investments	769,612	–	–	769,612
Total	$132,565,661	$–	$–	$132,565,661

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$8,303,330,211	$–	$–	$8,303,330,211
Short Term Investments	4,493,577	–	–	4,493,577
Total	$8,307,823,788	$–	$–	$8,307,823,788

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,220,600	$–	$–	$22,220,600
Short Term Investments	1,215,384	–	–	1,215,384
Total	$23,435,984	$–	$–	$23,435,984

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,992,042	$–	$–	$22,992,042
Short Term Investments	416,281	–	–	416,281
Total	$23,408,323	$–	$–	$23,408,323

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$212,940,869	$–	$–	$212,940,869
Master Limited Partnerships*	19,171,234	–	–	19,171,234
Short Term Investments	26,259,999	–	–	26,259,999
Total	$258,372,102	$–	$–	$258,372,102

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$103,178,487	$–	$–	$103,178,487
Master Limited Partnerships*	873,937	–	–	873,937
Short Term Investments	136,443	–	–	136,443
Total	$104,188,867	$–	$–	$104,188,867

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	25,881,347	–	–	25,881,347
Short Term Investments	543,851	–	–	543,851
Total	$26,425,198	$–	$1,233	$26,426,431

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$321,877,350	$–	$–	$321,877,350
Short Term Investments	49,069,993	–	–	49,069,993
Total	$370,947,343	$–	$–	$370,947,343

ALPS Global Travel Beneficiaries ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,953,416	$–	$–	$6,953,416
Short Term Investments	21,716	–	–	21,716
Total	$6,975,132	$–	$–	$6,975,132

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$1,793,428	$–	$1,793,428
Municipal Bonds*	–	30,194,128	–	30,194,128
Short Term Investments	54,049	–	–	54,049
Total	$54,049	$31,987,556	$–	$32,041,605

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$260,040,867	$–	$–	$260,040,867
Short Term Investments	6,152,301	–	–	6,152,301
Total	$266,193,168	$–	$–	$266,193,168

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$119,049,360	$–	$–	$119,049,360
Short Term Investments	4,439,164	–	–	4,439,164
Total	$123,488,524	$–	$–	$123,488,524

ALPS | O'Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$36,481,082	$–	$–	$36,481,082
Short Term Investments	94,605	–	–	94,605
Total	$36,575,687	$–	$–	$36,575,687

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,505,948	$–	$–	$147,505,948
Total	$147,505,948	$–	$–	$147,505,948

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$738,731,970	$–	$–	$738,731,970
Short Term Investments	71,074	–	–	71,074
Total	$738,803,044	$–	$–	$738,803,044

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$529,345,073	$–	$–	$529,345,073
Short Term Investments	249,493	–	–	249,493
Total	$529,594,566	$–	$–	$529,594,566

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,570,282	$–	$–	$11,570,282
Short Term Investments	35,706	–	–	35,706
Total	$11,605,988	$–	$–	$11,605,988

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,119,048,493	$–	$–	$1,119,048,493
Short Term Investments	345,648	–	–	345,648
Total	$1,119,394,141	$–	$–	$1,119,394,141

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loan*	$–	$6,969,510	$–	$6,969,510
Collateralized Mortgage Obligations*	–	17,046,503	–	17,046,503
Commercial Mortgage-Backed Securities*	–	407,393	–	407,393
Mortgage-Backed Securities*	–	23,263,065	–	23,263,065
Corporate Bonds*	57,058	202,471,783	–	202,528,841
Government Bonds*	–	239,377,747	–	239,377,747
Preferred Stock*	1,089,390	6,370,632	–	7,460,022
Short Term Investments	29,704,499	–	–	29,704,499
Total	$30,850,947	$495,906,633	$–	$526,757,580

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$135,177,791	$–	$–	$135,177,791
Limited Partnerships*	2,915,349	–	–	2,915,349
Short Term Investments	977,383	–	–	977,383
Total	$139,070,523	$–	$–	$139,070,523

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$73,713,588	$–	$–	$73,713,588
Short Term Investments	5,838,718	–	–	5,838,718
Total	$79,552,306	$–	$–	$79,552,306

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$19,718,732	$–	$19,718,732
Government Bonds*	–	5,324,716	–	5,324,716
Short Term Investments	713,656	–	–	713,656
Total	$713,656	$25,043,448	$–	$25,757,104

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$75,352,579	$–	$–	$75,352,579
Short Term Investments	64,896	–	–	64,896
Total	$75,417,475	$–	$–	$75,417,475

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$73,996,367	$–	$73,996,367
Government Bonds*	–	21,492,459	–	21,492,459
Short Term Investments	3,156,407	–	–	3,156,407
Total	$3,156,407	$95,488,826	$–	$98,645,233

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 29, 2024.  As of February 29, 2024, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,233, which represents 0.01% of net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Global Travel Beneficiaries ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF, Level Four Large Cap Growth Active ETF, and RiverFront Dynamic US Dividend Advantage ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 29, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$867,541	$743,483	$207,189	$950,672
ALPS Active Equity Opportunity ETF	820,596	433,339	407,630	840,969
ALPS Clean Energy ETF	64,277,094	25,865,942	41,336,526	67,202,468
ALPS Disruptive Technologies ETF	1,654,790	136,443	1,577,709	1,714,152
ALPS Emerging Sector Dividend Dogs ETF	903,895	484,443	469,838	954,281
ALPS Equal Sector Weight ETF	50,907,408	49,062,752	2,891,903	51,954,655
ALPS Global Travel Beneficiaries ETF	43,225	12,548	32,484	45,032
ALPS International Sector Dividend Dogs ETF	13,227,181	6,008,182	7,854,237	13,862,419
ALPS Medical Breakthroughs ETF	13,945,934	4,352,837	10,287,201	14,640,038
ALPS REIT Dividend Dogs ETF	260,280	729	259,368	260,097
Barron's 400 ETF	6,986,841	641,940	6,453,419	7,095,359
RiverFront Dynamic US Dividend Advantage ETF	1,589,072	23,850	1,602,846	1,626,696

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

Distributions received from the Alerian MLP ETF (the “Alerian Fund”) investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 29, 2024, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 29, 2024	Market Value as of November 30, 2023	Purchases	Purchases In-Kind	Sales	Market Value as of February 29, 2024	Dividends*	Change in Appreciation/ (Depreciation)	Realized Gain/(Loss)
EnLink Midstream LLC	41,303,566	$587,354,365	$-	$24,469,624	$(43,984,655)	$509,272,969	$-	$(50,742,704)	$(2,396,823)
Genesis Energy LP	18,938,858	241,891,872	-	10,488,335	(14,026,180)	218,175,644	-	(16,759,477)	(593,116)
Global Partners LP	4,480,014	-	177,043,315	6,243,044	(4,955,321)	208,903,053	-	33,656,926	42,576
Hess Midstream LP, Class A	11,699,639	387,826,559	-	17,893,450	(24,203,211)	398,840,693	-	25,198,705	(476,860)
NuStar Energy LP	19,976,248	387,503,318	-	19,202,368	(24,709,206)	471,838,978	-	98,545,680	(737,442)
Plains All American Pipeline LP	61,428,775	1,094,573,909	-	46,517,685	(156,542,888)	1,008,660,486	-	50,459,816	(6,912,048)
Suburban Propane Partners LP	10,866,759	-	187,875,603	6,443,789	(4,979,936)	226,028,587	-	40,256,028	(47,252)
Sunoco LP	9,602,501	-	538,921,217	17,769,698	(14,445,573)	589,401,511	-	55,118,853	97,501
USA Compression Partners LP	8,873,729	-	217,427,369	6,861,407	(5,342,548)	221,577,013	-	7,452,593	(214,548)
Western Midstream Partners LP	32,524,425	1,024,380,576	-	45,360,392	(95,593,025)	1,087,942,016	-	131,456,968	997,670
						$4,940,640,950	$-	$374,643,388	$(10,240,342)

*	100% of the income received was estimated as Return of Capital.